ANNUAL REPORT AS OF
JANUARY 31, 2001

SEI DAILY
INCOME TRUST

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Money Market Fund
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Government Fund
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Government II Fund
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Prime Obligation Fund
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Treasury Fund
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Treasury II Fund
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Short-Duration Government Fund
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Intermediate-Duration Government Fund
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GNMA Fund
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Corporate Daily Income Fund
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SEI [Logo omitted]
  Investments
The art of people.
The science of results.

TABLE OF CONTENTS
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LETTER TO SHAREHOLDERS...............................................     1
MONEY MARKET AND FIXED INCOME REVIEW.................................     2
MANAGEMENT'S DISCUSSION AND ANALYSIS
  OF FUND PERFORMANCE
      SHORT-DURATION GOVERNMENT FUND.................................     4
      INTERMEDIATE-DURATION GOVERNMENT FUND..........................     5
      GNMA FUND......................................................     6
      CORPORATE DAILY INCOME FUND....................................     7
STATEMENTS OF NET ASSETS.............................................     9
STATEMENTS OF OPERATIONS.............................................    26
STATEMENTS OF CHANGES IN NET ASSETS..................................    28
FINANCIAL HIGHLIGHTS.................................................    32
NOTES TO FINANCIAL STATEMENTS........................................    35
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS.............................    39
NOTICE TO SHAREHOLDERS...............................................    40

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------





TO OUR SHAREHOLDERS:

The fiscal year ended January 2001 was one of a changing economy. The financial markets experienced increased volatility as the Fed attempted to position the economy for a "soft landing". During the first three quarters of the fiscal year, the U.S. economy continued with unsustainable growth resulting in an inflationary climate. In an attempt to dampen this growth, the federal funds rate was increased by 100 basis points by mid-May to 6.50%, where it remained for the rest of 2000.

As economic data showed signs of weakness in the fourth quarter of 2000, the Fed shifted froman inflation bias to a weakness bias. In January 2001, the federal funds rate was cut by 100 basis points in an effort to address concerns about slower job growth, weaker production data, and escalating energy prices. This was the most aggressive one-month decrease by the Fed since 1982, with the first of two 50 basis point decreases occurring in a surprise meeting. The federal funds rate ended the fiscal year at 5.50%.

Anticipating the recent moves by the Federal Reserve, Wellington Management Company, LLP, the adviser of the SEI Daily Income Trust, extended average weighted maturities across the majority of the Funds. For money market investors, yields for the funds increased over the previous year, reflecting the higher level of short-term interest rates. Also pertinent in this environment, with the quality of many corporate issuers deteriorating in tandem with the economy, was the avoidance of problem credits. The SEI Daily Income Trust ended the year ahead in assets, and the number of shareholders increased by 30%. The asset and client growth is attributable to the Funds meeting their objectives of providing safety, liquidity, and yield to shareholders.

In the upcoming year, Wellington Management Company, LLP, will continue to seek safe investment opportunities that provide the yields our shareholders expect. We thank you for your continued confidence in the SEI Daily Income Trust, and we look forward to serving your investment needs in the future.

Sincerely,

/s/signature omitted

Edward D. Loughlin
President

MONEY MARKET AND FIXED INCOME REVIEW
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2001

SEI DAILY INCOME TRUST MONEY MARKET FUNDS
   MONEY MARKET FUND                                 PRIME OBLIGATION FUND
   GOVERNMENT FUND                                   TREASURY FUND
   GOVERNMENT II FUND                                TREASURY II FUND

SEI DAILYINCOMETRUSTFIXED INCOME FUNDS
   SHORT-DURATION GOVERNMENT FUND                    GNMA FUND
   INTERMEDIATE-DURATION GOVERNMENT FUND             CORPORATE DAILY INCOME FUND

WELLINGTON MANAGEMENT COMPANY, LLP IS THE INVESTMENT ADVISER OF THE SEI DAILY INCOME TRUST MONEY MARKET AND FIXED INCOME FUNDS.

Fiscal 2000 was a very good year for the trust as a whole. The SEI Daily Income Trust ended the year ahead in assets, and the number of shareholders also increased by 30%. The asset and client growth is attributable to the Funds meeting their objectives of providing safety, liquidity, and yield to its shareholders.

The federal funds target interest rate closed the year at 5.50%, which is the same level where it started in 2000. There were tightening moves of 25 basis point increases in February and March and an additional 50 basis point increase in May which pushed the rate to 6.50% where it remained through December. In January 2001, the federal funds rate was cut by 100 basis points in an effort to address concerns about slower job growth, weaker production data, and escalating energy prices. This was the most aggressive one-month decrease by the Fed since 1982, with the first of two 50 basis point decreases occurring in a surprise meeting. With the underlying principle of the current Federal Open Market Committee members being long-run monetarism, more decreases are anticipated.

Balancing liquidity with maturity management in a changing interest rate environment can be challenging. Anticipating the moves by the Federal Reserve, Wellington Management Company, LLP, adjusted average weighted maturities accordingly in an effort to boost yield and enhance return in the Funds. Value continued to be identified in the asset-backed commercial paper sector and positions were increased in those accounts that permitted such investments. Relative value was recognized in the insurance sector through the purchase of funding agreements. These short-term instruments, used by issuers to raise cash, generally offer a yield premium due to the issuers' direct access to institutional investors and flexibility in issuing. Agency discount notes were utilized in

--------------------------------------------------------------------------------





place of commercial paper when spread relationships were viewed as narrow, and this allowed for increased liquidity when relative value opportunities were offered by changing fundamental and technical factors. In addition, discount notes were used as a tool to manage maturities within the Funds.

The economy continues to baffle the markets. Is the economy merely slowing, or is recession an imminent possibility? When, and if, long term debt will be removed from the U.S. Treasury? The yield curve has seen unparalleled volatility as inflation, supply of debt, and economic weakness has respectively stolen the spotlight at various points during the year. On concerns of current market turmoil, the Money Market and Fixed Income Funds continue to be attractive alternatives for institutional clients' liquidity needs.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2001

SHORT-DURATION
GOVERNMENT FUND

WELLINGTON MANAGEMENT COMPANY, LLP, INVESTMENT ADVISER

      OBJECTIVES. The Short-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests in securities issued by the U.S. Government and backed by its full faith and credit, and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is up to three years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

      STRATEGY. The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. Maturities will typically be laddered across the permitted maturity range to provide reinvestment opportunities. Treasury and agency securities will form the core of the Fund, and agency-backed mortgage securities will be utilized when their yields are judged to be attractive relative to those of Treasuries and agencies.

      ANALYSIS. For the fiscal year ended January 31, 2001, the Short-Duration Government Fund posted a 9.14% return compared to a 9.39% return for its benchmark, the Merrill Lynch 1-3 Year U.S. Treasury Index.

--------------------------------------------------------------------------------
                         SHORT-DURATION GOVERNMENT FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                     Short-Duration Government Fund, Class A
--------------------------------------------------------------------------------
   One        Annualized       Annualized      Annualized         Annualized
   Year         3 Year           5 Year          10 Year           Inception
  Return        Return           Return          Return             to Date
--------------------------------------------------------------------------------
  9.14%          5.91%            5.91%           6.16%              6.55%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
             SDIT Short Dur. Gov't Bond,              Merrill 1-3 Year U.S.
                     Class A                             Treasury Index
1/31/91              10,000                               10,000
1/31/92              11,000                               11,048
1/31/93              11,730                               11,884
1/31/94              12,252                               12,480
1/31/95              12,366                               12,644
1/31/96              13,636                               13,958
1/31/97              14,266                               14,598
1/31/98              15,298                               15,647
1/31/99              16,291                               16,647
1/31/00              16,652                               17,083
1/31/01              18,174                               18,687


COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST SHORT-DURATION GOVERNMENT FUND, CLASS A, VERSUS THE MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX

--------------------------------------------------------------------------------
                     Short-Duration Government Fund, Class B
--------------------------------------------------------------------------------
   One        Annualized       Annualized     Annualized      Annualized
   Year         3 Year           5 Year         10 Year        Inception
  Return        Return           Return         Return          to Date
--------------------------------------------------------------------------------
   8.82%         5.63%            5.62%          5.84%           5.95%
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
            SDIT Short Dur. Gov't Bond,                Merrill 1-3 Year U.S.
                    Class B                               Treasury Index
1/31/91             10,000                                 10,000
1/31/92             10,968                                 11,048
1/31/93             11,662                                 11,884
1/31/94             12,122                                 12,480
1/31/95             12,207                                 12,644
1/31/96             13,420                                 13,958
1/31/97             14,010                                 14,598
1/31/98             14,966                                 15,647
1/31/99             15,906                                 16,647
1/31/00             16,208                                 17,083
1/31/01             17,638                                 18,687


COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST SHORT-DURATION GOVERNMENT FUND, CLASS B, VERSUS THE MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX

1 FOR THE PERIOD ENDED JANUARY 31, 2001. PAST PERFORMANCE IS NOT PREDICTIVE OF
  FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 2/17/87 AND CLASS B SHARES WERE OFFERED BEGINNING 11/5/90.

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SHORT-DURATION GOVERNMENT FUND (CONCLUDED)

      Economic growth continued at a strong rate during the first half of 2000. In order to restrain inflationary pressures, the Federal Reserve increased overnight borrowing rates three times between February and May. The market drove up yields on short rates on expectations of an active Federal Reserve, which helped the Fund's performance based on its shorter duration position. Credit defaults and speculation on agency regulation contributed to an intense "flight to quality" during the first half of the year. The Fund's allocation to agencies and mortgage-backed securities detracted from performance during this period, only to help returns as non-Treasury securities regained their composure during the third quarter. The Fund's performance was helped in the last quarter by removing some of the mortgage exposure in favor of increased agency exposure. Agencies ended the year on a positive note as remarks made by legislators mitigated the tension surrounding the sector. Overall, the Fund's sector allocations and duration positions drove the Fund's performance.

      The outlook going forward is for the economy to continue to slow. Due to expectations of continued volatility, the Fund looks to maintain a neutral duration position. When deemed offering relative value, management will increase its allocation to mortgages and agencies.

INTERMEDIATE-DURATION GOVERNMENT FUND

WELLINGTON MANAGEMENT COMPANY, LLP, INVESTMENT ADVISER

      OBJECTIVES. The Intermediate-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests in securities issued by the U.S. Government and backed by its full faith and credit and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is three to five years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

      STRATEGY. The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. The Fund focuses on Treasury and agency securities, and agency mortgage-backed securities will be utilized when their prospects for enhancing income and total return are judged to be attractive.

      ANALYSIS. For the fiscal year ended January 31, 2001, the Intermediate-Duration Government Fund posted a return of 12.42% versus its index, the Merrill Lynch 3-5 Year U.S. Treasury Index, which posted a 12.83% return.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
 SEI DAILY INCOME TRUST -- JANUARY 31, 2001

INTERMEDIATE-DURATION GOVERNMENT FUND (CONCLUDED)

      The Fund's duration posture, sector selection, and yield curve positioning contributed to the performance of the Fund. The Fund's shorter-than-benchmark duration position helped returns early in the year as tightening maneuvers by the Federal Reserve contributed to a sharp increase in yields on shorter maturing securities. Towards year-end, short rates stabilized and actually fell which hurt returns in the Fund. Opportunistic allocations to agencies and mortgage-backed securities during the year added to returns. At the beginning of the year, the Fund had a larger weighting to mortgages than agencies, helping returns as fears of potential litigation regarding the agencies' status caused underperformance of the sector. Management began to decrease its allocation to mortgage-backed securities in favor of agencies towards year-end, which added to returns as the sector returned to favor. The Fund's barbelled yield curve strategy was removed towards year-end as the strategy detracted from returns.

      Going forward, the Fund will maintain a neutral duration position based on interest rate volatility. When deemed offering relative value, the Fund will invest in mortgage-backed and agency sectors.

--------------------------------------------------------------------------------
                      INTERMEDIATE-DURATION GOVERNMENT FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
    One        Annualized        Annualized       Annualized         Annualized
    Year         3 Year            5 Year           10 Year           Inception
   Return        Return            Return           Return             to Date
--------------------------------------------------------------------------------
   12.42%         6.23%             6.11%            6.96%              7.14%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST INTERMEDIATE-DURATION GOVERNMENT FUND, VERSUS THE MERRILL LYNCH 3-5 YEAR U.S. TREASURY INDEX

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
                  SEI SDIT Intmdt.                         Merrill 3-5 Year U.S.
                Duration Gov't. Bond                          Treasury Index
1/31/91               10,000                                   10,000
1/31/92               11,144                                   11,263
1/31/93               12,202                                   12,520
1/31/94               12,987                                   13,489
1/31/95               12,704                                   13,212
1/31/96               14,559                                   15,215
1/31/97               14,968                                   15,663
1/31/98               16,338                                   17,118
1/31/99               17,557                                   18,492
1/31/00               17,421                                   18,295
1/31/01               19,585                                   20,642

1 FOR THE PERIOD ENDED JANUARY 31, 2001. PAST PERFORMANCE IS NOT PREDICTIVE OF
  FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 2/17/87.


GNMA FUND

WELLINGTON MANAGEMENT COMPANY, LLP, INVESTMENT ADVISER

      OBJECTIVES. The GNMA Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests primarily in mortgage-backed securities issued by the Government National Mortgage Association and backed by the full faith and credit of the U.S. Government.

      STRATEGY. The Fund's investment strategy emphasizes the distribution of security coupon rates, the weighted average coupon rate, and the selection of appropriate underlying mortgage types. The selection of coupon rates

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GNMA FUND (CONCLUDED)

affects the sensitivity of the Fund to changes in reinvestment risk associated with loan prepayment. The Fund will therefore tend to purchase somewhat lower coupons when interest rates are expected to fall, and somewhat higher coupons when interest rates are expected to be stable or rising.

      ANALYSIS. For the fiscal year ending January 31, 2001, the GNMA Fund posted a return of 13.44%, outperforming the Lipper GNMA Average, which posted a 12.98% return, and underperforming its index, the Salomon 30-Year GNMA Index return of 13.93%.

      GNMA securities had a strong year compared to their conventional counterparts (FHLMC, FNMA). In a year that saw numerous discussions on altering the status of the other government-sponsored agencies, GNMA's "full faith and credit" of the federal government proved to be the biggest contributor to the performance of the sector. The Fund's overweight to GNMA securities added to returns as crossover buyers began to substitute Treasuries with GNMA securities. The Fund's bias towards older GNMA securities and an overweight to discounts contributed to outperformance of the Lipper GNMA Average by providing prepayment protection as interest rates began to fall towards year-end. During the first half of the year, the Fund's longer duration position added to returns. In anticipation that the market had overestimated the price of longer maturing securities, management moved duration to neutral, which mitigated performance.

      Going forward, the Fund plans to remain fully invested in GNMA securities.

--------------------------------------------------------------------------------
                                    GNMA FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
     One         Annualized       Annualized      Annualized        Annualized
     Year          3 Year           5 Year          10 Year          Inception
    Return         Return           Return          Return            to Date
--------------------------------------------------------------------------------
    13.44%          6.17%            6.54%           7.38%             7.70%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST GNMA FUND, VERSUS THE SALOMON 30-YEAR GNMA INDEX

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
                           SEI Daily Income              Salomon 30-Year
                              GNMA Fund                     GNMA Index
1/31/91                       10,000                          10,000
1/31/92                       11,249                          11,306
1/31/93                       12,474                          12,474
1/31/94                       13,234                          13,230
1/31/95                       12,908                          13,227
1/31/96                       14,852                          15,264
1/31/97                       15,550                          16,146
1/31/98                       17,031                          17,648
1/31/99                       18,182                          18,827
1/31/00                       17,967                          18,923
1/31/01                       20,382                          21,559

1 FOR THE PERIOD ENDED JANUARY 31, 2001. PAST PERFORMANCE IS NOT PREDICTIVE OF
  FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 3/20/87.

CORPORATE DAILY
INCOME FUND

WELLINGTON MANAGEMENT COMPANY, LLP, INVESTMENT ADVISER

      OBJECTIVES. The Corporate Daily Income Fund (the "Fund") seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and minimal principal volatility. The Fund invests in U.S. Treasury and agency obligations, short average life mortgage-backed issues, and short-term investment grade corporate securities. The duration of the Fund will range between six and eighteen months.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
 SEI DAILY INCOME TRUST -- JANUARY 31, 2001

CORPORATE DAILY INCOME FUND (CONCLUDED)

      STRATEGY. The Fund seeks to provide a return in excess of the Merrill Lynch 1-Year U.S. Treasury Index and to manage risk through the adviser's use of sector strategies, security selection and duration management. In determining the average maturity and duration position of the Fund, the adviser considers the shape of the yield curve, the extent of a yield change, and the period of time over which rates are likely to rise, fall or remain stable. Investment in short average life mortgage-backed issues and short-term investment grade securities is emphasized when relative spreads are attractive and incremental yields serve to enhance total return.

      ANALYSIS. For the year ended January 31, 2001, the Fund outperformed its benchmark, the Merrill Lynch 1-Year U.S. Treasury Index, which posted a 7.63% return, by 82 basis points. Effective duration management, higher yielding securities, and little exposure to troubled credits positively contributed to return. The Fund has outperformed its benchmark on both a one-year basis and on a rolling 3- and 5-year basis for the period ended January 31, 2001.

--------------------------------------------------------------------------------
                           CORPORATE DAILY INCOME FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
      One       Annualized     Annualized    Annualized
      Year        3 Year         5 Year       Inception
     Return       Return         Return        to Date
--------------------------------------------------------------------------------
      8.45%        5.92%          5.85%         5.66%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST CORPORATE DAILY INCOME FUND, VERSUS THE MERRILL LYNCH 1-YEAR TREASURY INDEX

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
                   SEI SDIT Corporate            Merrill Lynch 1-year
                   Daily Income Fund              U.S. Treasury Index
9/30/93               10,000                           10,000
1/31/94               10,114                           10,113
1/31/95               10,376                           10,426
1/31/96               11,274                           11,211
1/31/97               11,861                           11,811
1/31/98               12,607                           12,532
1/31/99               13,314                           13,232
1/31/00               13,816                           13,752
1/31/01               14,984                           14,801


1 FOR THE PERIOD ENDED JANUARY 31, 2001. PAST PERFORMANCE IS NOT PREDICTIVE OF
  FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 9/28/93.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2001


MONEY MARKET FUND
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.0%
   FHLB
     5.780%, 06/22/01                  $30,000  $   29,321
     5.550%, 06/22/01                   35,000      34,239
   FNMA
     6.105%, 03/22/01                   43,718      43,355
     6.380%, 03/28/01                   43,900      43,472
     5.720%, 06/07/01                   40,000      39,199
     5.150%, 07/12/01                   40,000      39,079
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $228,665)                                 228,665
                                                ----------
COMMERCIAL PAPER -- 61.0%
   BANKS -- 2.4%
   Chase Manhattan
     6.400%, 03/30/01                   35,000      34,645
                                                ----------
   BUILDING SOCIETIES -- 2.0%
   Nationwide Building
     6.530%, 02/08/01                   29,175      29,138
                                                ----------
   COMMUNICATIONS EQUIPMENT -- 1.6%
   Motorola Incorporated
     6.500%, 02/22/01                   23,297      23,209
                                                ----------
   DRUGS -- 5.5%
   Glaxo Wellcome PLC
     6.520%, 02/12/01                   43,000      42,914
   Merck & Company
     5.750%, 02/01/01                   35,000      35,000
                                                ----------
                                                    77,914
                                                ----------
   FINANCIAL SERVICES -- 10.5%
   Ford Motor Credit Company
     5.480%, 04/04/01                   25,000      24,764
   General Electric Capital Corporation
     6.460%, 03/20/01                   20,000      19,831
     5.380%, 05/07/01                   25,000      24,645
   Halifax PLC
     6.150%, 06/05/01                   20,000      19,576
   KFW International Finance
     6.470%, 03/02/01                   30,000      29,844
   National Rural Utilities
     6.440%, 04/12/01                   20,000      19,750
     6.380%, 05/23/01                   12,000      11,764
                                                ----------
                                                   150,174
                                                ----------
   FOOD, BEVERAGE & TOBACCO -- 1.3%
   Coca-Cola Enterprises
     6.440%, 03/14/01                   13,000      12,905
   Diageo PLC
     5.780%, 06/08/01                    5,000       4,898
                                                ----------
                                                    17,803
                                                ----------
   INVESTMENT BANKER/BROKER DEALER -- 8.1%
   Bear Stearns & Company
     5.700%, 03/02/01                   45,500      45,291
   Goldman Sachs Group LP
     5.450%, 04/12/01                   30,000      29,682
   JP Morgan & Company
     6.800%, 02/23/01                    5,500       5,500
   UBS Finance LLC
     6.510%, 02/22/01                   35,000      34,867
                                                ----------
                                                   115,340
                                                ----------
   LEASING & RENTING -- 0.9%
   International Lease Financial Corporation
     6.460%, 02/23/01                   13,000      12,949
                                                ----------
   PRINTING & PUBLISHING -- 5.7%
   E.W. Scripps
     6.490%, 03/15/01                   13,000      12,902
   Gannett
     6.500%, 02/26/01                   35,400      35,240
   McGraw Hill
     6.500%, 02/28/01                   29,000      28,859
   New York Times
     6.390%, 02/20/01                    5,100       5,083
                                                ----------
                                                    82,084
                                                ----------
   RESEARCH & DEVELOPMENT -- 1.9%
   Bayer Corporation
     6.470%, 03/23/01                   28,000      27,748
                                                ----------
   SPECIAL PURPOSE ENTITY -- 21.1%
   Apreco Incorporated
     5.720%, 02/20/01                   40,000      39,879
     5.700%, 03/15/01                    7,295       7,246
   Clipper Receivables Corporation
     5.850%, 02/01/01                    7,743       7,743
   Corporate Asset Funding Company
     5.610%, 03/15/01                   41,722      41,449
   Edison Asset Securitization
     Corporation
     5.540%, 03/16/01                   22,000      21,854
   Enterprise Funding Corporation
     6.400%, 03/09/01                   10,456      10,389
   Falcon Asset Securitization
     Corporation
     5.430%, 04/30/01                   25,375      25,038
     5.430%, 05/03/01                   17,370      17,132
   Greyhawk Funding LLC
     6.530%, 02/09/01                   30,000      29,956
   Park Avenue Receivable
     6.580%, 02/09/01                   40,000      39,942

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2001


MONEY MARKET FUND (concluded)
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Preferred Receivable Funding
     5.850%, 02/12/01                  $40,000  $   39,928
   Private Export Funding Corporation
     6.510%, 02/27/01                   21,000      20,901
                                                ----------
                                                   301,457
                                                ----------
Total Commercial Paper
   (Cost $872,461)                                 872,461
                                                ----------
CORPORATE BONDS/MEDIUM TERM NOTES -- 4.4%
   British Telecommunications PLC (A)
     5.745%, 04/09/01                   15,000      15,000
   General Electric Capital Services
     7.380%, 05/23/01                   12,500      12,500
   John Deere Capital (A)
     6.501%, 04/04/01                   19,000      19,016
   SBC Communications (A)
     6.709%, 02/15/01                   10,000      10,000
   Unilever Capital (A)
     6.708%, 03/07/01                    6,250       6,250
                                                ----------
Total Corporate Bonds/Medium
   Term Notes
   (Cost $62,766)                                   62,766
                                                ----------
CERTIFICATES OF DEPOSIT/BANK NOTES -- 10.2%
   BANKS -- 8.6%
   American Express Centurion Bank
     5.750%, 02/21/01                   42,000      42,000
   Bank of Austria (New York)
     6.710%, 02/05/01                    5,000       5,000
   Barclays Bank
     6.710%, 02/09/01                    5,000       5,000
   Citibank (New York)
     7.410%, 05/30/01                   15,000      15,000
   Credit Agricole (New York)
     6.840%, 03/28/01                   10,000      10,000
     7.090%, 06/22/01                    9,500       9,504
   Deutsche Bank
     5.340%, 07/11/01                   26,000      26,000
   Svenska Handels (New York)
     6.750%, 03/16/01                    5,000       5,000
   Toronto Dominion (New York)
     6.700%, 02/05/01                    5,000       5,000
                                                ----------
                                                   122,504
                                                ----------
   FINANCIAL SERVICES -- 1.6%
   Bank of America
     6.650%, 03/05/01                   18,200      18,200
   Deutsche Bank Financial
     6.750%, 02/22/01                    5,000       5,000
                                                ----------
                                                    23,200
                                                ----------
Total Certificates of Deposit/Bank Notes
   (Cost $145,704)                                 145,704
                                                ----------
INSURANCE FUNDING AGREEMENTS -- 3.5%
   Allstate Corporation (A)
     6.783%, 02/01/01                    7,000       7,000
     6.718%, 03/15/01                   15,000      15,000
   Metropolitan Life Insurance (A)
     5.605%, 02/01/01                   10,000      10,000
   Monumental Life Insurance
     Company (A)
     6.860%, 02/01/01                    7,000       7,000
   Travelers Insurance (A)
     6.923%, 02/27/01                   11,000      11,000
                                                ----------
Insurance Funding Agreements
   (Cost $50,000)                                   50,000
                                                ----------
TIME DEPOSITS -- 5.0%
   Branch Banking and Trust
     5.719%, 02/01/01                   26,242      26,242
   Fifth Third Bancorp
     5.625%, 02/01/01                   45,000      45,000
                                                ----------
Total Time Deposits
   (Cost $71,242)                                   71,242
                                                ----------
TOTAL INVESTMENTS -- 100.1%
   (Cost $1,430,838)                             1,430,838
                                                ----------
OTHER ASSETS AND LIABILITIES, NET-- (0.1%)            (475)
                                                ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
10

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

DESCRIPTION                                       VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 741,949,532 outstanding
   shares of beneficial interest                $  741,942
Fund Shares of Class B (unlimited
   authorization -- no par value)
   based on 161,057,280 outstanding shares
   of beneficial interest                          161,057
Fund Shares of Class C (unlimited
   authorization -- no par value) based
   on 307,558,066 outstanding shares
   of beneficial interest                          307,558
Fund Shares of Sweep Class (unlimited
   authorization -- no par value) based on
   219,799,078 outstanding shares
   of beneficial interest                          219,799
Accumulated net realized gain
   on investments                                        7
                                                ----------
TOTAL NET ASSETS -- 100.0%                      $1,430,363
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                    $1.00
                                                ==========

(A) FLOATING INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2001. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.

FHLB FEDERAL HOME LOAN BANK

FNMA FEDERAL NATIONAL MORTGAGE ASSOCIATION

LLC  LIMITED LIABILITY COMPANY

LP   LIMITED PARTNERSHIP

PLC  PUBLIC LIMITED COMPANY


GOVERNMENT FUND
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 67.7%
   FHLB
     5.540%, 02/26/01                  $ 4,000  $    3,985
     6.520%, 03/28/01                    8,000       7,999
     6.520%, 05/11/01                    5,000       4,910
     6.500%, 05/15/01                    3,000       2,995
   FHLMC
     6.450%, 02/01/01                   10,341      10,341
     6.320%, 02/02/01                    5,000       5,000
     6.410%, 02/15/01                    1,164       1,161
     6.110%, 03/29/01                   25,000      24,762
     5.990%, 05/25/01                   14,000      13,737
     6.320%, 07/19/01                    6,000       5,823
     5.242%, 07/19/01                   30,000      29,285
   FNMA
     6.430%, 02/08/01                   30,000      29,962
     6.420%, 02/15/01                   30,000      29,925
     6.300%, 02/15/01                    2,900       2,893
     6.480%, 02/22/01                    5,000       5,000
     6.410%, 02/22/01                   25,000      24,906
     6.420%, 03/13/01                   22,750      22,746
     6.520%, 03/16/01                   19,000      18,998
     6.550%, 03/20/01                    6,000       6,000
     6.100%, 03/29/01                   25,000      24,763
     6.625%, 04/18/01                    5,000       4,999
     6.190%, 05/17/01                   25,000      24,549
     6.000%, 05/17/01                   11,465      11,264
     7.250%, 05/25/01                    3,000       3,000
     6.500%, 06/06/01                    5,000       4,887
     6.890%, 08/03/01                    6,000       6,000
     6.600%, 11/16/01                    6,000       6,000
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $335,890)                                 335,890
                                                ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2001


GOVERNMENT FUND (concluded)
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 32.3%
   Lehman Brothers Incorporated (A)
     5.730%, dated 01/31/01,
     matures 02/01/01,
     repurchase price $33,305,300
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value
     $11,165,000 - $30,176,846,
     8.000% - 9.000%, 06/15/27 -
     12/15/30; with total market
     value $33,962,314)                $33,300  $   33,300
   Paribas Corporation (A)
     5.760%, dated 01/31/01,
     matures 02/01/01,
     repurchase price $40,006,400
     (collateralized by U.S.
     Government Obligation, par
     value $39,209,000, 6.375%,
     11/15/03; with total
     market value $40,800,851)          40,000      40,000
   UBS Warburg Dillion (A)
     5.740%, dated 01/31/01,
     matures 02/01/01,
     repurchase price $87,013,872
     (collateralized by various
     U.S. Government Obligations,
     ranging in par value $17,870,000 -
     $66,985,000, 6.375% - 6.501%,
     11/14/03 - 11/15/05; with
     total market value $88,741,279)    87,000      87,000
                                                ----------
Total Repurchase Agreements
   (Cost $160,300)                                 160,300
                                                ----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $496,190)                                 496,190
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%              225
                                                ----------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization --
   no par value) based on
   254,140,378 outstanding
   shares
   of beneficial interest                          254,140
Fund Shares of Class B (unlimited
   authorization -- no par value) based
   on 90,344,000 outstanding shares
   of beneficial interest                           90,344
Fund Shares of Class C (unlimited
   authorization -- no par value) based
   on 104,457,081 outstanding
   shares of beneficial interest                   104,457
Fund Shares of Sweep Class (unlimited
   authorization -- no par value)
   based on 47,475,922
   outstanding shares
   of beneficial interest                           47,477
Undistributed net investment
   income                                                3
Accumulated net realized loss
   on investments                                       (6)
                                                ----------
TOTAL NET ASSETS -- 100.0%                      $  496,415
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                    $1.00
                                                ==========

(A)     TRI-PARTY REPURCHASE AGREEMENT
FHLB    FEDERAL HOME LOAN BANK
FHLMC   FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA    FEDERAL NATIONAL MORTGAGE ASSOCIATION



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
12

--------------------------------------------------------------------------------



GOVERNMENT II FUND
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 100.2%
   FFCB
     6.350%, 02/01/01                  $10,000  $   10,000
     5.750%, 02/01/01                   20,000      20,000
     6.420%, 02/02/01                    7,000       6,999
     5.750%, 02/02/01                   13,000      12,998
     6.410%, 02/06/01                   12,038      12,027
     5.590%, 02/22/01                    9,000       8,971
     6.340%, 03/05/01                    8,688       8,639
     6.330%, 03/12/01                   10,000       9,931
     6.330%, 03/15/01                   10,000       9,926
     5.440%, 03/21/01                   13,271      13,175
     5.440%, 03/22/01                    4,212       4,181
     5.940%, 06/15/01                    5,000       4,889
   FHLB
     5.760%, 02/01/01                   18,000      18,000
     5.150%, 02/01/01                   26,018      26,018
     6.600%, 02/02/01                    2,000       2,000
     5.570%, 02/07/01                   34,000      33,968
     6.410%, 02/09/01                   30,000      29,957
     6.405%, 02/09/01                   50,000      49,929
     6.400%, 02/14/01                   44,000      43,898
     6.400%, 02/21/01                   90,551      90,229
     5.250%, 02/21/01                    5,870       5,853
     5.590%, 02/23/01                    3,463       3,451
     5.540%, 02/26/01                   26,000      25,900
     6.340%, 03/02/01                    6,633       6,599
     6.305%, 03/07/01                   40,000      39,762
     5.690%, 03/09/01                    3,850       3,828
     5.440%, 03/16/01                   47,690      47,380
     6.480%, 03/20/01                   30,000      29,996
     6.520%, 03/28/01                   35,000      34,997
     5.450%, 03/28/01                   60,000      59,500
     5.220%, 04/04/01                    7,245       7,180
     5.340%, 04/20/01                   50,000      49,422
     6.130%, 05/04/01                   11,886      11,700
     6.200%, 05/11/01                   15,000      14,744
     6.000%, 05/11/01                    1,956       1,924
     6.500%, 05/15/01                    9,000       8,985
     6.130%, 05/16/01                    5,912       5,807
     6.170%, 06/01/01                   14,400      14,104
     5.960%, 06/06/01                    6,705       6,566
     5.950%, 06/13/01                   19,081      18,665
     6.875%, 06/21/01                   10,000       9,998
     5.550%, 06/22/01                   25,000      24,457
     5.650%, 06/26/01                    1,500       1,466
     5.790%, 06/27/01                   12,582      12,287
     5.650%, 06/27/01                    2,025       1,979
     5.100%, 07/11/01                   40,000      39,093
     5.110%, 07/18/01                   20,776      20,284
     6.838%, 08/17/01                   11,870      11,868
   FHLB (A)
     6.539%, 02/01/01                   20,000      19,994
     5.430%, 04/12/01                   50,000      49,976
   SLMA
     5.200%, 02/01/01                    2,810       2,810
     5.450%, 03/01/01                   33,650      33,507
     6.200%, 03/21/01                   60,000      59,504
   TVA
     6.500%, 08/20/01                    9,500       9,512
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $1,108,833)                             1,108,833
                                                ----------
TOTAL INVESTMENTS -- 100.2%
   (Cost $1,108,833)                             1,108,833
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- (0.2%)         (1,666)
                                                ----------
NET ASSETS:
Fund Shares of Class A
  (unlimited authorization --
   no par value) based on 910,884,720
   outstanding shares
   of beneficial interest                          910,891
Fund Shares of Class B (unlimited
   authorization --
   no par value) based on
  140,398,490 outstanding
   shares
   of beneficial interest                          140,398
Fund Shares of Class C (unlimited
   authorization -- no par value)
   based on 56,003,552 outstanding
   shares
   of beneficial interest                           56,004
Undistributed net investment income                      1
Accumulated net realized loss
   on investments                                     (127)
                                                ----------
TOTAL NET ASSETS -- 100.0%                      $1,107,167
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                ==========

(A) FLOATING INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2001. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.

FFCB FEDERAL FARM CREDIT BANK

FHLB FEDERAL HOME LOAN BANK

SLMA STUDENT LOAN MARKETING ASSOCIATION

TVA  TENNESSEE VALLEY AUTHORITY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2001


PRIME OBLIGATION FUND
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 2.0%
   U.S Treasury Bills
     5.650%, 03/29/01                 $ 30,000  $   29,736
     5.770%, 06/14/01                   30,000      29,358
     5.680%, 06/21/01                   30,000      29,337
     5.360%, 07/05/01                   40,000      39,083
                                                ----------
Total U.S. Treasury Obligations
   (Cost $127,514)                                 127,514
                                                ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.8%
   FHLB
     6.120%, 03/15/01                  100,000      99,286
     5.780%, 06/22/01                   25,000      24,434
     5.550%, 06/22/01                   75,000      73,370
     5.780%, 06/27/01                  100,000      97,656
     5.120%, 06/29/01                   50,000      48,948
     5.100%, 07/11/01                   50,000      48,867
   FHLB MTN
     5.500%, 08/13/01                   24,245      24,143
   FHLMC
     5.100%, 07/21/01                   99,000      97,013
   FNMA
     5.720%, 06/07/01                   60,000      58,799
     5.775%, 06/21/01                   65,000      63,540
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $636,056)                                 636,056
                                                ----------
COMMERCIAL PAPER -- 59.0%
   AUTO LEASE -- 1.8%
   Aesop Funding Corporation
     6.560%, 02/01/01                   25,000      25,000
     6.520%, 02/02/01                   25,200      25,195
     6.500%, 02/08/01                   36,000      35,954
     6.600%, 02/09/01                   10,220      10,205
     6.500%, 02/09/01                   22,100      22,068
                                                ----------
                                                   118,422
                                                ----------
   BANKS -- 1.9%
   Mass Mutual
     6.370%, 03/01/01                   20,000      19,901
   Wells Fargo Company
     6.490%, 03/05/01                   75,000      74,567
     6.490%, 03/06/01                   25,000      24,851
                                                ----------
                                                   119,319
                                                ----------
   ENTERTAINMENT -- 1.5%
   Walt Disney
     6.200%, 05/18/01                   28,850      28,323
     6.100%, 06/15/01                   50,000      48,865
     6.070%, 06/15/01                   17,000      16,616
                                                ----------
                                                    93,804
                                                ----------
   FINANCIAL SERVICES -- 5.7%
   General Electric Capital Corporation
     6.460%, 03/13/01                   75,000      74,462
     6.440%, 03/21/01                   45,000      44,614
     5.210%, 06/22/01                   70,000      68,572
   National Rural Utilities
     6.460%, 02/26/01                   33,110      32,961
     6.440%, 04/12/01                   30,000      29,624
     6.410%, 04/26/01                   65,000      64,028
     6.380%, 05/23/01                   10,000       9,803
     6.330%, 05/23/01                   15,000      14,707
     6.090%, 08/16/01                   16,600      16,050
     5.220%, 09/10/01                   15,000      14,519
                                                ----------
                                                   369,340
                                                ----------
   FOOD, BEVERAGE & TOBACCO -- 5.9%
   Archer Daniels Midland
     6.460%, 03/08/01                   28,455      28,276
     6.470%, 03/13/01                   41,500      41,202
   Coca-Cola Enterprises
     6.450%, 02/14/01                   25,000      24,942
     6.460%, 02/16/01                   30,000      29,919
     6.520%, 02/22/01                   40,000      39,848
     5.650%, 03/08/01                   25,000      24,863
     5.530%, 03/15/01                   10,000       9,935
   Fortune Brands Incorporated
     5.770%, 02/01/01                  135,000     135,000
     6.510%, 02/09/01                   30,000      29,957
     6.470%, 03/30/01                   20,000      19,795
                                                ----------
                                                   383,737
                                                ----------
   HOUSEHOLD PRODUCTS -- 0.5%
   Hubbell
     5.780%, 02/01/01                   34,200      34,200
                                                ----------
   INVESTMENT BANKER/BROKER DEALER -- 7.8%
   Bear Stearns & Company
     5.700%, 03/02/01                  140,000     139,357
   Goldman Sachs Group LP
     5.580%, 04/16/01                  100,000      98,853
   Merrill Lynch & Company
     6.560%, 02/06/01                  140,000     139,872
     5.500%, 03/12/01                   50,000      49,702
   Salomon Smith Barney
     5.540%, 03/19/01                   80,000      79,434
                                                ----------
                                                   507,218
                                                ----------
   LEASING & RENTING -- 1.9%
   International Lease Financial Corporation
     6.460%, 02/26/01                   75,000      74,664
     6.460%, 02/27/01                   50,000      49,767
                                                ----------
                                                   124,431
                                                ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
14

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   PRINTING & PUBLISHING -- 3.2%
   Gannett
     6.530%, 02/02/01                 $ 35,000  $   34,993
     6.510%, 02/22/01                   58,000      57,780
     6.500%, 02/26/01                   81,065      80,699
     6.280%, 04/06/01                   30,000      29,665
                                                ----------
                                                   203,137
                                                ----------
   SPECIAL PURPOSE ACQUISITIONS -- 0.4%
   Sysco
     6.390%, 03/07/01                   28,000      27,831
                                                ----------
   SPECIAL PURPOSE ENTITY -- 23.9%
   Centric Capital Corporation
     5.870%, 02/14/01                   40,000      39,915
   Clipper Receivables Corporation
     5.780%, 02/01/01                   70,000      70,000
   Corporate Receivable Corporation
     6.530%, 02/06/01                   60,000      59,946
     6.470%, 02/13/01                   90,000      89,806
     6.450%, 02/21/01                   40,000      39,857
   Delaware Funding
     5.520%, 03/23/01                  101,445     100,667
   Edison Asset Securitization Corporation
     6.540%, 03/16/01                   80,000      79,471
     5.510%, 04/23/01                   90,785      89,659
   Enterprise Funding Corporation
     6.530%, 02/28/01                   28,339      28,200
     5.610%, 03/16/01                   70,060      69,591
   Falcon Asset Securitization Corporation
     6.470%, 02/09/01                   75,000      74,892
     6.460%, 02/16/01                   24,575      24,509
     6.440%, 02/23/01                   25,000      24,902
     6.450%, 02/27/01                   14,000      13,935
     5.550%, 03/14/01                   50,000      49,684
   Greyhawk Funding LLC
     5.950%, 02/06/01                   70,000      69,942
     6.540%, 02/13/01                   40,000      39,913
     6.500%, 02/16/01                   45,000      44,878
     6.150%, 06/08/01                   25,000      24,458
   Park Avenue Receivable
     6.580%, 02/09/01                   45,000      44,934
   Preferred Receivable Funding
     6.480%, 02/09/01                   50,000      49,928
     5.580%, 03/12/01                   18,791      18,677
   Private Export Funding Corporation
     6.400%, 05/02/01                   25,000      24,600
     6.200%, 05/16/01                   50,000      49,104
     6.200%, 05/17/01                   50,000      49,096
     6.200%, 05/18/01                   11,000      10,799
   Variable Funding Capital
     6.500%, 02/12/01                   80,000      79,841
     6.500%, 03/05/01                   50,000      49,711
   Windmill Funding Corporation
     5.900%, 02/06/01                   88,207      88,135
     5.900%, 02/07/01                   50,000      49,951
                                                ----------
                                                 1,549,001
                                                ----------
   STEEL & STEEL WORKS -- 2.2%
   Alcoa Incorporated
     6.460%, 03/08/01                   50,000      49,686
     6.470%, 03/09/01                   25,000      24,838
     6.460%, 03/09/01                   65,000      64,580
                                                ----------
                                                   139,104
                                                ----------
   TELEPHONES & TELECOMMUNICATIONS -- 2.3%
   SBC Communications
     6.490%, 02/01/01                   80,000      80,000
   Verizon Global Communications
     6.500%, 02/23/01                   70,000      69,722
                                                ----------
                                                   149,722
                                                ----------
Total Commercial Paper
   (Cost $3,819,266)                             3,819,266
                                                ----------
CORPORATE BONDS/MEDIUM TERM NOTES -- 7.8%
   BANKS -- 2.2%
   American Express Centurion Bank (A)
     5.695%, 02/27/01                   70,000      70,000
   Chase Manhattan (A)
     6.810%, 02/26/01                   50,000      50,006
   Citigroup Incorporated MTN (A)
     5.854%, 02/12/01                   27,000      27,000
                                                ----------
                                                   147,006
                                                ----------
   FINANCIAL SERVICES -- 3.9%
   General Electric Capital Services
     7.380%, 05/23/01                   52,350      52,350
   John Deere Capital (A)
     6.161%, 04/11/01                  100,000     100,391
   SMM Trust 2000-A (A)
     5.901%, 02/13/01                  100,000     100,000
                                                ----------
                                                   252,741
                                                ----------
   INVESTMENT BANKER/BROKER DEALER -- 0.4%
   JP Morgan & Company MTN
     6.800%, 02/23/01                   25,000      25,000
                                                ----------
   TELEPHONES & TELECOMMUNICATIONS -- 1.3%
   SBC Communications (A)
     6.709%, 02/15/01                   82,500      82,500
                                                ----------
Total Corporate Bonds/Medium Term Notes
   (Cost $507,247)                                 507,247
                                                ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2001


PRIME OBLIGATION FUND (concluded)
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT/BANK NOTES -- 9.8%
   BANKS -- 8.2%
   American Express Centurion Bank
     5.830%, 02/05/01                 $ 75,000  $   75,000
     5.710%, 02/23/01                   50,000      50,000
   Citibank (New York)
     7.410%, 05/30/01                   50,000      50,000
   First Union National Bank
     6.740%, 02/15/01                   38,200      38,200
   Firstar Bank of Milwaukee
     5.440%, 05/01/01                  150,000     150,000
   Harris Bankcorp
     6.500%, 02/14/01                   50,000      50,000
   LaSalle Bank of Northern Illinois
     5.550%, 03/01/01                   50,000      50,000
     6.660%, 04/02/01                   10,000      10,000
   Wilmington Trust
     6.660%, 04/02/01                   60,000      60,000
                                                ----------
                                                   533,200
                                                ----------
   FINANCIAL SERVICES -- 1.6%
   Bank of America
     6.650%, 03/05/01                  100,000     100,000
                                                ----------
Total Certificates of Deposit/
   Bank Notes
   (Cost $633,200)                                 633,200
                                                ----------
INSURANCE FUNDING AGREEMENTS -- 4.8%
   Allstate Corporation (A)
     6.783%, 02/01/01                   18,000      18,000
     6.718%, 03/15/01                   62,000      62,000
     6.683%, 04/01/01                   35,000      35,000
   Metropolitan Life Insurance (A)
     5.605%, 02/01/01                  100,000     100,000
   Monumental Life Insurance
     Company (A)
     6.860%, 02/01/01                   73,000      73,000
   Travelers Insurance (A)
     6.775%, 02/28/01                   20,000      20,000
                                                ----------
Total Insurance Funding Agreements
   (Cost $308,000)                                 308,000
                                                ----------
TIME DEPOSIT -- 1.4%
   Branch Banking and Trust
     5.844%, 02/01/01                   93,753      93,753
                                                ----------
Total Time Deposit
   (Cost $93,753)                                   93,753
                                                ----------
REPURCHASE AGREEMENTS -- 5.5%
   Credit Suisse First Boston (B)
     5.780%, dated 01/31/01, matures 02/01/01
     repurchase price $99,015,895 (collateralized
     by various U.S. Government Obligations,
     ranging in par value $1,000,000 -
     $34,275,000, 0.000% - 8.000%, 04/06/01 -
     03/10/14; with total
     market value $102,594,616)       $ 99,000  $   99,000
   Goldman Sachs Group LP (B)
     5.770%, dated 01/31/01, matures 02/01/01,
     repurchase price $69,111,075 (collateralized
     by various U.S. Government Obligations,
     ranging in par value $26,214,108 -
     $45,219,647, 6.500% - 7.500%, 07/01/30; with
     total market
     value $70,482,000)                 69,100      69,100
   Paribas Corporation (B)
     5.760%, dated 01/31/01, matures 02/01/01,
     repurchase price $100,016,000 (collateralized
     by U.S. Government Obligation, par value
     $90,114,000, 6.375%, 10/15/02; with total
     market
     value $102,000,688)               100,000     100,000
   UBS Warburg Dillion (B)
     5.740%, dated 01/31/01, matures 02/01/01,
     repurchase price $87,713,983 (collateralized
     by various U.S. Government Obligations,
     ranging in par value $17,630,000 -
     $42,880,000, 5.875% - 6.500%, 11/14/03 -
     04/29/09; with total market
     value $89,456,236)                 87,700      87,700
                                                ----------
Total Repurchase Agreements
   (Cost $355,800)                                 355,800
                                                ----------
TOTAL INVESTMENTS -- 100.1%
   (Cost $6,480,836)                             6,480,836
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)         (5,588)
                                                ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
16

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited authorization --
   no par value) based on 5,113,363,404
   outstanding shares
   of beneficial interest                       $5,113,364
Fund Shares of Class B (unlimited authorization --
   no par value) based on 473,309,114 outstanding
   shares
   of beneficial interest                          473,309
Fund Shares of Class C (unlimited authorization --
   no par value) based on 809,967,978 outstanding
   shares
   of beneficial interest                          809,968
Fund Shares of Class H (unlimited authorization --
   no par value) based on 9,591,396 outstanding
   shares
   of beneficial interest                            9,591
Fund Shares of Sweep Class (unlimited
   authorization -- no par value) based on
   68,952,156 outstanding shares
   of beneficial interest                           68,953
Undistributed net investment income                     13
Accumulated net realized gain
   on investments                                       50
                                                ----------
TOTAL NET ASSETS -- 100.0%                      $6,475,248
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS H                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                    $1.00
                                                ==========

(A) FLOATING INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2001. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
(B)   TRI-PARTY REPURCHASE AGREEMENT
FHLB  FEDERAL HOME LOAN BANK
FHLMC FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC   LIMITED LIABILITY COMPANY
LP    LIMITED PARTNERSHIP
MTN   MEDIUM TERM NOTE


TREASURY FUND
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 25.8%
   U.S. Treasury Bills
     5.875%, 03/15/01                  $22,500    $ 22,346
     5.650%, 03/29/01                   10,000       9,912
     5.770%, 06/14/01                   30,000      29,360
     5.680%, 06/21/01                   25,000      24,448
     5.410%, 06/28/01                   25,000      24,448
   U.S. Treasury Notes
     6.500%, 05/31/01                   22,000      22,027
     6.625%, 07/31/01                   28,000      28,024
     5.500%, 07/31/01                    6,000       5,984
                                                ----------
Total U.S. Treasury Obligations
   (Cost $166,549)                                 166,549
                                                ----------
REPURCHASE AGREEMENTS -- 74.6%
   Credit Suisse First Boston (A)
     5.720%, dated 01/31/01,
     matures 02/01/01 repurchase price
     $79,212,584 (collateralized
     by U.S. Treasury Obligation,
     par value $73,865,000, 3.375%,
     01/15/07; with total
     market value $80,949,679)          79,200      79,200
   JP Morgan & Company (A)
     5.680%, dated 01/31/01,
     matures 02/01/01,
     repurchase price $130,020,511
     (collateralized by various
     U.S. Treasury Obligations,
     ranging in par value $13,277,000
     - $107,417,000, 6.250%, 07/31/02
     - 05/15/30; with total market
     value $132,600,157)               130,000     130,000
   Lehman Brothers Incorporated (B)
     5.680%, dated 01/31/01,
     matures 02/01/01 repurchase
     price $58,009,151 (collateralized
     by various U.S. Treasury
     Obligations, ranging
     in par value $9,282,000
     - $50,000,000, 05/15/19 -
     05/15/21; with total market
     value $59,740,000)                 58,000      58,000
   Paribas Corporation (A)
     5.760%, dated 01/31/01,
     matures 02/01/01, repurchase
     price $114,118,066 (collateralized
     by various U.S. Treasury
     Obligations, ranging
     in par value $5,282,000 -
     $63,225,000, 4.250%
     - 6.375%, 01/31/02 - 01/15/10;
     with total market value
     $116,382,851)                     114,100     114,100

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2001


TREASURY FUND (concluded)
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   UBS Warburg Dillion (A)
     5.650%, dated 01/31/01,
     matures 02/01/01, repurchase
     price $100,015,694 (collateralized
     by various U.S. Treasury
     Obligations, ranging in par value
     $13,620,000 - $87,211,000,
     3.500% - 3.875%, 01/15/11 -
     04/15/29; with total
     market value $102,002,800)       $100,000    $100,000
                                                  --------
Total Repurchase Agreements
   (Cost $481,300)                                 481,300
                                                  --------
TOTAL INVESTMENTS -- 100.4%
   (Cost $647,849)                                 647,849
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- (0.4%)         (2,661)
                                                  --------
NET ASSETS:
Fund Shares of Class A (unlimited
     authorization -- no par value)
     based on 126,034,297
     outstanding shares
     of beneficial interest                        126,034
Fund Shares of Class B (unlimited
     authorization -- no par value)
     based on 308,671,569
     outstanding shares
   of beneficial interest                          308,672
Fund Shares of Class C (unlimited
     authorization -- no par value)
     based on 99,802,542 outstanding
     shares of beneficial interest                  99,802
Fund Shares of Sweep Class (unlimited
     authorization -- no par value)
     based on 110,622,422 outstanding
     shares of beneficial interest                 110,622
Undistributed net investment income                      3
Accumulated net realized gain
   on investments                                       55
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $645,188
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                    $1.00
                                                  ========

(A)  TRI-PARTY REPURCHASE AGREEMENT
(B)  TERM REPURCHASE AGREEMENT


TREASURY II FUND
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 126.9%
   U.S. Treasury Bills
     6.200%, 02/01/01                $  61,160   $  61,160
     5.300%, 02/01/01                  105,606     105,606
     5.200%, 02/01/01                   57,041      57,041
     5.150%, 02/01/01                    4,540       4,540
     5.200%, 02/08/01                    2,000       1,998
     5.500%, 02/15/01                    9,330       9,310
     5.860%, 02/22/01                   30,000      29,898
     5.650%, 02/22/01                   56,000      55,815
     6.130%, 03/01/01                   40,000      39,809
     5.665%, 03/08/01                   34,000      33,813
     5.600%, 03/08/01                      340         338
     5.875%, 03/15/01                   50,000      49,657
     5.870%, 03/15/01                   42,500      42,209
     5.703%, 03/22/01                   36,000      35,721
     5.033%, 05/03/01                  160,000     157,990
     5.310%, 06/28/01                   20,000      19,566
   U.S. Treasury Notes
     5.000%, 02/28/01                   15,000      14,987
     5.625%, 05/15/01                   25,000      25,021
     6.500%, 05/31/01                   10,000      10,001
                                                  --------
Total U.S. Treasury Obligations
   (Cost $754,480)                                 754,480
                                                  --------
TOTAL INVESTMENTS -- 126.9%
   (Cost $754,480)                                 754,480
                                                  --------
OTHER ASSETS AND LIABILITIES -- (26.9%)
   Securities Purchased Payable                   (157,990)
   Other Liabilities and Assets, Net                (1,736)
                                                  --------
Total Other Assets and Liabilities                (159,726)
                                                  --------
NET ASSETS:
Fund Shares of Class A (unlimited
     authorization --
     no par value) based on
     405,985,899
     outstanding shares
   of beneficial interest                          405,984
Fund Shares of Class B (unlimited
     authorization -- no par value)
     based on 98,061,352 outstanding
     shares
   of beneficial interest                           98,061
Fund Shares of Class C (unlimited
     authorization -- no par value)
      based on 90,642,020 outstanding
     shares of beneficial interest                  90,642
Undistributed net investment income                    216
Accumulated net realized loss
   on investments                                     (149)
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $594,754
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                  ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
18

--------------------------------------------------------------------------------



SHORT-DURATION
GOVERNMENT FUND
--------------------------------------------------------------------------------
                                        FACE        MARKET
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 29.8%
   U.S. Treasury Bonds
     10.375%, 11/15/12                 $ 4,000     $ 5,160
   U.S. Treasury Notes
     6.500%, 03/31/02                   15,000      15,289
     6.125%, 08/31/02                    5,000       5,106
     5.750%, 10/31/02                    4,000       4,070
                                                   -------
Total U.S. Treasury Obligations
   (Cost $29,086)                                   29,625
                                                   -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 32.2%
   FHLB
     6.750%, 05/01/02                   10,000      10,207
   FHLMC
     5.500%, 05/15/02                   10,000      10,059
     7.000%, 07/15/05                    5,000       5,313
     6.500%, 10/01/07                      479         485
     6.000%, 11/01/13                    5,968       5,941
                                                   -------
Total U.S. Government Agency Obligations
   (Cost $31,383)                                   32,005
                                                   -------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 22.9%
   FHLMC REMIC
    Ser 1034, Cl F
     8.500%, 01/15/06                    2,659       2,708
     Ser 1617, Cl PN
     9.000%, 02/15/20                    5,000       5,093
     Ser 1679, Cl C
     6.000%, 10/15/07                    4,000       4,021
     Ser 2037, Cl PB
     6.000%, 12/15/06                    2,748       2,757
     Ser 2075, Cl QC
     6.000%, 01/15/14                    7,000       7,026
   FNMA REMIC
    Ser 1993-188, Cl LA
     6.000%, 11/25/03                      505         507
   GNMA
     7.500%, 01/15/11 - 02/15/11           671         693
                                                   -------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $22,899)                                   22,805
                                                   -------
REPURCHASE AGREEMENT -- 13.0%
   Lehman Brothers Incorporated (A)
     5.680%, dated 01/31/01, matures
     02/01/01, repurchase price
     $12,955,044 (collateralized
     by U.S. Treasury STRIPS, par
     value $47,650,000, 02/15/23;
     with total market value
     $13,312,457)                      $12,953     $12,953
                                                   -------
Total Repurchase Agreement
   (Cost $12,953)                                   12,953
                                                   -------
TOTAL INVESTMENTS -- 97.9%
   (Cost $96,321)                                   97,388
                                                   -------
OTHER ASSETS AND LIABILITIES, NET -- 2.1%            2,110
                                                   -------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 9,799,537 outstanding
   shares
   of beneficial interest                           99,680
Fund Shares of Class B (unlimited
   authorization -- no par value)
   based on 346 outstanding shares
   of beneficial interest                                4
Distributions in excess of net
   investment income                                   (12)
Accumulated net realized loss
   on investments                                   (1,241)
Net unrealized appreciation
   on investments                                    1,067
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $99,498
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $10.15
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                       $10.14
                                                   =======

(A)     TERM REPURCHASE AGREEMENT
CL      CLASS
FHLB    FEDERAL HOME LOAN BANK
FHLMC   FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA    FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC   REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER     SERIES
STRIPS  SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2001


INTERMEDIATE-DURATION
GOVERNMENT FUND
--------------------------------------------------------------------------------
                                       FACE         MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 31.5%
   U.S. Treasury Bonds
     12.000%, 08/15/13                 $10,500     $14,854
     10.375%, 11/15/12                   9,150      11,803
                                                   -------
Total U.S. Treasury Obligations
   (Cost $25,993)                                   26,657
                                                   -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 35.5%
   Aid-Israel Agency for International Development
     6.750%, 08/15/04                    4,000       4,158
   FHLMC
     7.000%, 07/15/05                   10,000      10,625
   FNMA
     7.125%, 02/15/05                    5,000       5,306
   Private Export Funding
     8.750%, 06/30/03                    5,670       6,131
     7.010%, 04/30/04                      785         825
     6.900%, 01/31/03                    2,875       2,976
                                                   -------
Total U.S. Government Agency Obligations
   (Cost $29,059)                                   30,021
                                                   -------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 22.1%
   FHLMC
     8.250%, 12/01/07 - 12/01/09           424         444
     7.000%, 02/25/19                       73          72
     6.500%, 09/01/10 - 10/01/14         5,095       5,138
     6.250%, 07/01/03                       54          54
     6.000%, 12/01/13                    1,168       1,163
     5.500%, 08/01/08 - 10/01/13         1,219       1,196
   FHLMC REMIC
     Ser 1033, Cl G
     8.000%, 01/15/06                      195         198
     Ser 1506, Cl PG
     6.000%, 10/15/06                      588         588
     Ser 1601, Cl PE
     5.750%, 01/15/06                       25          25
     Ser 1647, Cl PG
     6.000%, 08/15/07                      400         401
     Ser 165, Cl K
     6.500%, 09/15/21                      267         267
     Ser 1758, Cl E
     5.500%, 04/15/08                    1,000         998
   FNMA
     9.500%, 05/01/18                      257         268
     8.000%, 05/01/08 - 06/01/08           312         323
     7.500%, 03/01/07 - 06/01/09           158         161
     7.385%, 03/25/21                    1,255       1,298
     7.280%, 10/01/06                       24          25
     7.040%, 03/01/07                       39          40
     7.024%, 06/01/07                       18          19
     6.900%, 06/01/07                    1,277       1,328
     6.812%, 10/01/07                       53          55
     6.390%, 01/01/06                       38          39
     6.000%, 02/01/13 - 07/01/13         1,463       1,455
     5.500%, 12/01/08 - 11/01/09           576         565
   FNMA REMIC
     Ser 1993-135, Cl PE
     6.500%, 02/25/07                      279         281
     Ser 1993-188, Cl LA
     6.000%, 11/25/03                      103         103
   GNMA
     8.750%, 05/20/17 - 11/20/17           318         330
     8.500%, 05/20/16 - 02/20/18           794         826
     8.250%, 04/15/06 - 07/15/08           552         574
     6.000%, 04/15/09                      213         213
   GNMA REMIC
     Ser 1996-8, Cl A
     7.000%, 09/16/19                      174         175
                                                   -------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $18,422)                                   18,622
                                                   -------
REPURCHASE AGREEMENT -- 9.6%
   Lehman Brothers Incorporated (A)
     5.680%, dated 01/31/01, matures 02/01/01,
     repurchase price $8,092,277 (collateralized
     by U.S. Treasury STRIPS, par value
     $25,945,000, 08/15/20; with total
     market value $8,313,297)            8,091       8,091
                                                   -------
Total Repurchase Agreement
   (Cost $8,091)                                     8,091
                                                   -------
TOTAL INVESTMENTS -- 98.7%
   (Cost $81,565)                                   83,391
                                                   -------
OTHER ASSETS AND LIABILITIES, NET -- 1.3%            1,132
                                                   -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
20

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited authorization
   -- no par value) based on
   8,273,399 outstanding shares
   of beneficial interest                          $88,854
Undistributed net investment income                     74
Accumulated net realized loss
   on investments                                   (6,231)
Net unrealized appreciation on investments           1,826
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $84,523
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $10.22
                                                   =======

(A)     TERM REPURCHASE AGREEMENT
CL      CLASS
FHLMC   FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA    FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC   REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER     SERIES
STRIPS  SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES


GNMA FUND
--------------------------------------------------------------------------------
                                       FACE        MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
GNMA -- 98.5%
    12.500%, 12/15/06 - 07/15/15       $    20     $    23
    12.000%, 04/15/14                        1           1
    11.500%, 04/15/10 - 02/15/13            15          17
    10.500%, 03/15/18                       42          45
    10.000%, 09/15/15 - 07/15/20           187         197
     9.500%, 06/15/09 - 11/15/20         2,896       3,017
     9.000%, 05/15/16 - 05/15/22         2,264       2,368
     8.500%, 08/15/08 - 07/15/30           752         785
     8.000%, 04/15/17 - 07/01/30         4,764       4,928
     7.750%, 10/15/26                      645         664
     7.500%, 02/15/17 - 10/15/30        20,576      21,115
     7.000%, 04/15/14 - 04/15/28        16,396      16,654
     6.750%, 11/15/27                    1,361       1,371
     6.500%, 08/15/01 - 06/15/29        20,814      20,729
     6.000%, 12/15/23 - 02/15/29         8,126       7,980
     GNMA TBA
     8.000%, 02/01/31                    7,000       7,238
                                                   -------
Total GNMA
   (Cost $85,952)                                   87,132
                                                   -------
REPURCHASE AGREEMENT -- 8.8%
   Lehman Brothers Incorporated (A)
     5.680%, dated 01/31/01,
     matures 02/01/01, repurchase
     price $7,754,223 (collateralized
     by U.S. Treasury STRIPS, par value
     $28,520,000, 02/15/23; with total
     market value $7,967,918)            7,753       7,753
                                                   -------
Total Repurchase Agreement
   (Cost $7,753)                                     7,753
                                                   -------
TOTAL INVESTMENTS -- 107.3%
   (Cost $93,705)                                   94,885
                                                   -------
OTHER ASSETS AND LIABILITIES -- (7.3%)
   Securities Purchased Payable                     (7,219)
   Other Assets and Liabilities, Net                   737
                                                   -------
Total Other Assets and Liabilities                  (6,482)
                                                   -------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 9,034,941 outstanding
   shares of beneficial interest                   101,277
Undistributed net investment income                    105
Accumulated net realized loss
   on investments                                  (14,159)
Net unrealized appreciation on investments           1,180
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $88,403
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $9.78
                                                   =======

(A)     TERM REPURCHASE AGREEMENT
GNMA    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
STRIPS  SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES
TBA     TO BE ANNOUNCED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2001


CORPORATE DAILY
INCOME FUND
--------------------------------------------------------------------------------
                                       FACE         MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 11.9%
   FHLMC
     7.000%, 03/01/07                   $1,177    $  1,191
     7.000%, 09/01/07                      468         474
     6.250%, 11/15/22                    2,050       2,067
   FHLMC REMIC
     Ser 1418, Cl H
     7.000%, 10/15/03                      292         295
     Ser 2137, Cl UC
     6.000%, 08/15/14                    1,000       1,006
   FNMA
     7.000%, 01/01/04                    1,861       1,882
     6.500%, 09/01/02                    1,570       1,580
     6.000%, 04/01/01                    1,849       1,830
     6.000%, 03/18/18                    1,000       1,004
   GNMA REMIC, Ser 1998-22, Cl VC
     6.500%, 07/20/02                    2,314       2,321
                                                   -------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $13,565)                                   13,650
                                                   -------
CORPORATE OBLIGATIONS -- 41.4%
   AUTOMOTIVE -- 1.3%
   Dana Corporation
     6.250%, 03/01/04                      850         762
   Visteon Corporation
     7.950%, 08/01/05                      715         733
                                                   -------
                                                     1,495
                                                   -------
   BANKS -- 5.0%
   Popular North America
     Incorporated MTN, Ser E
     7.375%, 09/14/01                    1,250       1,264
   US Bancorp MTN, Ser L (A)
     6.989%, 02/01/01                    2,000       2,005
   Wachovia Corporation (A)
     5.820%, 04/07/01                    1,750       1,752
   Wells Fargo Company
     7.200%, 05/01/03                      758         783
                                                   -------
                                                     5,804
                                                   -------
   CHEMICALS -- 0.9%
   Pharmacia Corporation
     5.375%, 12/01/01                    1,000         998
                                                   -------
   COMMUNICATIONS EQUIPMENT -- 0.9%
   Motorola Incorporated
     6.750%, 02/01/06                    1,000       1,002
                                                   -------
   DIVERSIFIED MANUFACTURING -- 1.1%
   Textron Incorporated
     6.750%, 09/15/02                    1,235       1,252
                                                   -------
   ELECTRICAL SERVICES -- 7.2%
   Dominion Resources Incorporated
     6.000%, 01/31/03                    1,500       1,502
   Florida Power & Light
     6.875%, 12/01/05                      395         410
   Georgia Power Company, Ser F
     5.750%, 01/31/03                    1,000         998
   MidAmerican Energy MTN
     7.375%, 08/01/02                    1,000       1,004
   Public Service Company, Ser 6
     6.000%, 04/15/03                    1,250       1,255
   Public Service Oklahoma, Ser A (A)
     7.376%, 02/21/01                    1,450       1,451
   Virginia Electric & Power MTN,
     Ser F (A)
     6.650%, 03/22/01                    1,600       1,602
                                                   -------
                                                     8,222
                                                   -------
   ENTERTAINMENT -- 0.3%
   Viacom Incorporated (B)
     6.400%, 01/30/06                      385         388
                                                   -------
   FINANCIAL SERVICES -- 16.4%
   AIG SunAmerica Global
     Finance IV (B)
     5.850%, 02/01/06                    1,250       1,249
   American General Finance
     MTN, Ser 1
     5.730%, 11/26/01                    1,000       1,003
   Associates Corporation of
     North America (A)
     6.878%, 02/17/01                    1,000       1,001
   Caterpillar Financial Services
     Corporation MTN, Ser F
     7.590%, 12/10/03                    1,250       1,305
   Citigroup Incorporated
     6.750%, 12/01/05                    1,000       1,028
   Ford Motor Credit Company (A)
     5.939%, 04/16/01                    2,000       1,999
   General Motors Acceptance
     Corporation
     6.750%, 01/15/06                      750         756
   General Motors Acceptance
     Corporation MTN (A)
     6.923%, 03/17/01                    2,000       2,008
   Heller Financial Incorporated
     MTN, Ser I
     6.500%, 07/22/02                    2,000       2,015
   MBNA America Bank (A)
     6.828%, 03/11/01                    1,000         998


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
22

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                        FACE        MARKET
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   National Rural Utilities
     7.375%, 02/10/03                   $1,750    $  1,813
   USAA Capital Corporation
     MTN, Ser B
     7.410%, 06/30/03                    1,500       1,560
   Verizon Global Funding Corporation
     MTN, Ser A (A)
     6.610%, 03/21/01                    2,000       2,004
                                                  --------
                                                    18,739
                                                  --------
   INSURANCE -- 1.6%
   Allstate Corporation
     7.875%, 05/01/05                    1,000       1,068
   United Health Group Incorporated
     7.500%, 11/15/05                      715         751
                                                  --------
                                                     1,819
                                                  --------
   LEASING & RENTING -- 0.9%
   International Lease Financial Corporation
     6.000%, 06/15/03                    1,025       1,033
                                                  --------
   MISCELLANEOUS BUSINESS SERVICES -- 2.0%
   Computer Sciences Corporation
     7.500%, 08/08/05                    1,250       1,304
   Fortune Brands Incorporated (B)
     7.125%, 11/01/04                      950         963
                                                  --------
                                                     2,267
                                                  --------
   PRINTING & PUBLISHING -- 1.1%
   Tribune
     6.650%, 10/15/01                    1,250       1,259
                                                  --------
   RETAIL -- 1.0%
   Lowe's Companies Incorporated
     7.500%, 12/15/05                    1,120       1,167
                                                  --------
   TELEPHONES & TELECOMMUNICATIONS -- 1.7%
   AT&T Corporation
     5.625%, 03/15/04                    1,000         981
   Qwest Capital Funding
     6.125%, 07/15/02                    1,000       1,003
                                                  --------
                                                     1,984
                                                  --------
Total Corporate Obligations
   (Cost $46,986)                                   47,429
                                                  --------
ASSET BACKED SECURITIES -- 35.6%
   AUTOMOTIVE -- 20.8%
   ANRC Auto Owner Trust,
     Ser 1999-A, Cl A2
     6.540%, 11/15/02                      320         321
   ARG Funding Corporation,
     Ser 1999-1A, Cl A2
     5.880%, 05/20/03                    1,250       1,258
   Associates Automobile Receivables
     Trust, Ser 2000-2, Cl A3
     6.820%, 02/15/05                    1,000       1,015
   BMW Vehicle Lease Trust,
     Ser 2000-A, ClA2
     6.650%, 02/25/03                    1,145       1,155
   Capital Auto Receivables Asset
     Trust, Ser 1999-1, Cl A2
     5.580%, 06/10/02                      471         471
   Capital Auto Receivables Asset Trust,
     Ser 1999-2, Cl A3
     6.250%, 03/15/03                    1,000       1,001
   Capital Auto Receivables Asset Trust,
     Ser 2001-1, Cl A4 (A)
     5.981%, 02/15/01                      810         817
   Carco Auto Loan Master Trust,
     Ser 1999-1, Cl A1
     5.650%, 03/15/01                    1,500       1,501
   Chase Manhattan Auto Owner Trust,
     Ser 1998-C, Cl A4
     5.850%, 05/15/03                    1,200       1,205
   Chase Manhattan Auto Owner Trust,
     Ser 2000-A, Cl A2
     6.300%, 06/15/03                    1,000       1,009
   Daimler Chrysler Auto Trust,
     Ser 2000-C, Cl A2
     6.810%, 07/06/03                      868         877
   Ford Credit Auto Owner Trust,
     Ser 1999-A, Cl A4
     5.310%, 11/15/01                       76          76
   Ford Credit Auto Owner Trust,
     Ser 1999-B, Cl A4
     5.800%, 06/15/02                    1,173       1,175
   Ford Credit Auto Owner Trust,
     Ser 1999-C, Cl A4
     6.080%, 09/16/02                    1,000       1,003
   Ford Credit Auto Owner Trust,
     Ser 2001-A, Cl A3
     5.350%, 07/15/03                    1,250       1,252
   Harley-Davidson Motorcycle Trust,
     Ser 2000-3, Cl A1
     6.660%, 07/15/05                    1,642       1,667


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2001


CORPORATE DAILY
INCOME FUND (concluded)
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Nissan Auto Receivables Owner Trust,
     Ser 2000-A, Cl A3
     7.010%, 09/15/03                   $1,015    $  1,034
   ONYX Acceptance Auto Trust,
     Ser 2000-C, Cl A4
     7.260%, 05/15/07                    1,000       1,046
   Premier Auto Trust, Ser 1998-4, Cl A3
     5.690%, 06/08/02                      656         656
   Rental Car Finance Corporation
     Auto Trust, Ser 1997-1, Cl A1
     6.250%, 06/25/03                      250         250
   Toyota Auto Receivables Owner Trust,
     Ser 2001-A, Cl A3 (A)
     5.653%, 02/15/01                    1,250       1,250
   USAA Auto Owner Trust,
     Ser 2000-1, Cl A4
     6.980%, 06/15/05                    1,390       1,448
   WFS Financial Owner Trust,
     Ser 2001-A, Cl A3 (A)
     5.909%, 04/20/01                    1,300       1,300
   World Omni Automobile Lease
     Securitization Trust, Ser 1998-A,
     Cl A3 (A)
     6.330%, 02/15/01                    1,000       1,001
                                                  --------
                                                    23,788
                                                  --------
   CREDIT CARDS -- 4.1%
   AT&T Universal Card Master Trust,
     Ser 1997-1, Cl A (A)
     6.850%, 02/17/01                    1,000         994
   Fleet Credit Card Master Trust II,
     Ser 1999-A, Cl A (A)
     5.993%, 02/15/01                    2,000       2,001
   Fleet Credit Card Master Trust II,
     Ser 2000-A, Cl A (A)
     6.013%, 02/15/01                    1,750       1,752
                                                  --------
                                                     4,747
                                                  --------
   MORTGAGE RELATED -- 10.7%
   Advanta Mortgage Trust Loan,
     Ser 1999-4, Cl A (A)
     6.089%, 02/26/01                    1,063       1,063
   Asset Securitization Corporation,
     Ser 1997-D5, Cl A1B
     6.660%, 02/14/41                    1,000       1,028
   BankBoston Commercial Loan
     Master LLC, Ser 1998-1A, Cl A1 (A)
     7.040%, 02/16/01                    1,000       1,001
   Comm, Ser 2000-FL1A, Cl A (A)
     6.180%, 02/16/01                    1,029       1,029
   Comm, Ser 2000-FL3A, Cl A (A)
     6.103%, 02/15/01                      410         410
   Fremont Home Loan Owner Trust,
     Ser 1999-1 (A)
     6.948%, 02/25/01                      522         523
   Main Place Real Estate Investor,
     Ser 99-1 (A)
     6.870%, 02/25/01                    1,250       1,247
   The Money Store Home Equity Trust,
     Series 1993-C, Cl A3
     5.750%, 10/15/22                    1,287       1,287
   Morgan Stanley Dean Witter Capital I,
     Ser 2000-Prin, Cl A1
     7.070%, 06/23/06                      345         357
   Peco Energy Transition Trust,
     Ser 1999-A, Cl A1
     5.480%, 03/01/03                      671         670
   PSE&G Transition Funding,
     Ser 2001-1, Cl A2
     5.740%, 03/15/07                    1,000       1,000
   Residential Asset Securities
     Corporation, Ser 2000-KS5,
     Cl AII (A)
     7.110%, 02/25/01                      746         747
   Sasco Floating Rate Commercial
     Mortgage, Ser 1999-C3, Cl A (A)
     6.236%, 02/20/01                      725         726
   Securitized Asset Sales
     Incorporated,
     Ser 1995-6, Cl A2
     7.000%, 12/25/10                    1,129       1,129
                                                  --------
                                                    12,217
                                                  --------
Total Asset Backed Securities
   (Cost $40,455)                                   40,752
                                                  --------
CERTIFICATE OF DEPOSIT/BANK NOTE -- 1.3%
   Key Bank (A)
     5.960%, 04/26/01                    1,500       1,504
                                                  --------
Total Certificate of Deposit/Bank Note
   (Cost $1,500)                                     1,504
                                                  --------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
24

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.3%
   Lehman Brothers Incorporated (C)
     5.680%, dated 01/31/01,
     matures 02/01/01, repurchase
     price $9,467,494 (collateralized
     by U.S. Treasury STRIPS, par
     value $26,625,000, 05/15/18;
     with total market
     value $9,743,951)                  $9,466    $  9,466
                                                  --------
Total Repurchase Agreement
   (Cost $9,466)                                     9,466
                                                  --------
TOTAL INVESTMENTS -- 98.5%
   (Cost $111,972)                                 112,801
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- 1.5%            1,735
                                                  --------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 56,893,986 outstanding
   shares
   of beneficial interest                          113,774
Undistributed net
   investment income                                    26
Accumulated net realized loss
   on investments                                      (93)
Net unrealized appreciation
   on investments                                      829
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $114,536
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $2.01
                                                  ========
(A) FLOATING INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2001. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.

(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
(C)    TERM REPURCHASE AGREEMENT
CL     CLASS
FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LLC    LIMITED LIABILITY COMPANY
MTN    MEDIUM TERM NOTE
REMIC  REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER    SERIES
STRIPS SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- FOR THE YEAR ENDED JANUARY 31, 2001

                                                -----------      -----------     -------------       -----------        ----------

                                                    MONEY                                               PRIME
                                                   MARKET        GOVERNMENT      GOVERNMENT II       OBLIGATION          TREASURY
                                                    FUND            FUND             FUND               FUND               FUND
                                                -----------      -----------     -------------       -----------        ----------
Interest income                                   $72,960          $28,062         $64,123             $325,688          $41,733
                                                  -------          -------         -------             --------          -------
EXPENSES:
   Management fees                                  3,673            1,050           1,920                9,575            1,596
   Investment advisory fees (1)                       257              101             234                1,168              154
   Shareholder servicing fees                       3,858            1,501           2,726               14,690            2,556
   Custodian/wire agent fees                          249               24              87                  535              146
   Trustees fees                                        7                3               7                   43                7
   Registration fees                                   64               44              65                  343               30
   Other                                               89               40              96                  414               56
                                                  -------          -------         -------             --------          -------
   Total expenses                                   8,197            2,763           5,135               26,768            4,545
                                                  -------          -------         -------             --------          -------
   Waiver of Management fees                       (2,218)            (342)           (280)              (1,470)            (588)
   Waiver of Investment advisory fees                (118)             (47)           (107)                (538)             (71)
   Waiver of Shareholder servicing fees (1)        (1,720)            (595)         (2,075)              (9,803)            (466)
                                                  -------          -------         -------             --------          -------
   Net expenses                                     4,141            1,779           2,673               14,957            3,420
                                                  -------          -------         -------             --------          -------
NET INVESTMENT INCOME                              68,819           26,283          61,450              310,731           38,313
                                                  -------          -------         -------             --------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss)from security
     transactions                                      43               19               8                   50               64
   Net change in unrealized appreciation
     of investments                                    --               --              --                   --               --
                                                  -------          -------         -------             --------          -------
NET INCREASE IN NET ASSETS FROM OPERATIONS        $68,862          $26,302         $61,458             $310,781          $38,377
                                                  =======          =======         =======             ========          =======

(1)INCLUDES CLASS SPECIFIC DISTRIBUTION AND SHAREHOLDER SERVICING FEES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
26

--------------------------------------------------------------------------------


                                                 ------------      ------------     -------------      --------       ----------
                                                                      SHORT-        INTERMEDIATE-                      CORPORATE
                                                                     DURATION         DURATION                           DAILY
                                                 TREASURY II        GOVERNMENT       GOVERNMENT          GNMA           INCOME
                                                    FUND               FUND             FUND             FUND            FUND
                                                 ------------      ------------     -------------      --------       ----------
Interest income                                     $32,525           $5,687           $ 5,783          $ 5,662         $6,306
                                                    -------           ------           -------          -------         ------
EXPENSES:
   Management fees                                    1,310              311               328              254            342
   Investment advisory fees                             127               89                94               79             98
   Shareholder servicing fees                         1,597              222               234              199            244
   Custodian/wire agent fees                             39                8                 8                6             10
   Trustees fees                                          7                1                 1                1              1
   Registration fees                                     41                8                 6                6              5
   Other                                                 57               16                15               16             16
                                                    -------           ------           -------          -------         ------
   Total expenses                                     3,178              655               686              561            716
                                                    -------           ------           -------          -------         ------
   Waiver of Management fees                           (159)             (18)               --               --            (93)
   Waiver of Investment advisory fees                   (58)             (15)               --               --            (37)
   Waiver of Shareholder servicing fees (1)            (969)            (222)             (218)             (84)          (244)
                                                    -------           ------           -------          -------         ------
   Net expenses                                       1,992              400               468              477            342
                                                    -------           ------           -------          -------         ------
NET INVESTMENT INCOME                                30,533            5,287             5,315            5,185          5,964
                                                    -------           ------           -------          -------         ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss)from security
     transactions                                        86             (375)             (519)          (1,081)            61
   Net change in unrealized appreciation
     of investments                                      --            2,989             6,043            6,033          1,999
                                                    -------           ------           -------          -------         ------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $30,619           $7,901           $10,839          $10,137         $8,024
                                                    =======           ======           =======          =======         ======




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31,

                                                        -------------------------   ---------------------    ----------------------
                                                               MONEY MARKET              GOVERNMENT               GOVERNMENT II
                                                                   FUND                     FUND                      FUND
                                                        -------------------------   ---------------------    ----------------------
                                                             2001        2000         2001       2000            2001        2000
                                                        -------------------------   ---------------------    ----------------------
OPERATIONS:
     Net investment income                              $    68,819  $    44,592    $  26,283 $    35,635    $   61,450   $  47,455
     Net realized gain (loss) from security transactions         43           (4)          19          37             8          49
                                                        -----------  -----------    --------- -----------    ----------   ---------
     Net increase in net assets from operations              68,862       44,588       26,302      35,672        61,458      47,504
                                                        -----------  -----------    --------- -----------    ----------   ---------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                (43,970)     (35,389)     (14,773)    (11,236)      (50,972)    (41,205)
     Class B                                                 (5,134)        (854)      (5,011)     (2,750)       (7,391)     (4,083)
     Class C                                                (15,563)      (7,607)      (4,816)     (2,452)       (3,119)     (2,171)
     Class H                                                     --           --           --          --            --          --
     CNI Class*                                                  --           --           --     (18,890)           --          --
     Sweep Class                                             (4,140)        (630)      (1,685)       (320)           --          --
                                                        -----------  -----------    --------- -----------    ----------   ---------
   Total dividends distributed                              (68,807)     (44,480)     (26,285)    (35,648)      (61,482)    (47,459)
                                                        -----------  -----------    --------- -----------    ----------   ---------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
    Class A:
     Proceeds from shares issued                         12,456,532    9,940,077    1,380,123   1,417,542     3,877,517   4,256,009
     Reinvestment of cash distributions                      22,235       21,792        6,509       5,391         8,560       7,562
     Cost of shares redeemed                            (12,001,274) (10,909,801)  (1,338,984) (1,421,439)   (3,768,946) (4,413,367)
                                                        -----------  -----------    --------- -----------    ----------   ---------
     Increase (decrease) in net assets from
       Class A transactions                                 477,493     (947,932)      47,648       1,494       117,131    (149,796)
                                                        -----------  -----------    --------- -----------    ----------   ---------
   Class B:
     Proceeds from shares issued                            617,624      210,048      524,133     399,923       835,859     443,329
     Reinvestment of cash distributions                         224          101          310          36         1,421         641
     Cost of shares redeemed                               (490,631)    (184,185)    (498,716)   (370,020)     (779,642)   (426,041)
                                                        -----------  -----------    --------- -----------    ----------   ---------
     Increase (decrease) in net assets from
       Class B transactions                                 127,217       25,964       25,727      29,939        57,638      17,929
                                                        -----------  -----------    --------- -----------    ----------   ---------
   Class C:
     Proceeds from shares issued                          1,379,017      812,183      396,580     449,358       325,083     249,411
     Reinvestment of cash distributions                         168           24          100          --            20          15
     Cost of shares redeemed                             (1,251,212)    (765,471)    (352,559)   (428,912)     (313,111)   (256,120)
                                                        -----------  -----------    --------- -----------    ----------   ---------
     Increase (decrease) in net assets from
       Class C transactions                                 127,973       46,736       44,121      20,446        11,992      (6,694)
                                                        -----------  -----------    --------- -----------    ----------   ---------
   Class H:
     Proceeds from shares issued                                 --           --           --          --            --          --
     Reinvestment of cash distributions                          --           --           --          --            --          --
     Cost of shares redeemed                                     --           --           --          --            --          --
                                                        -----------  -----------    --------- -----------    ----------   ---------
     Increase in net assets from Class H transactions            --           --           --          --            --          --
                                                        -----------  -----------    --------- -----------    ----------   ---------
   CNI Class*:
     Proceeds from shares issued                                 --           --           --   1,012,114            --          --
     Reinvestment of cash distributions                          --           --           --      11,807            --          --
     Cost of shares redeemed                                     --           --           --  (2,104,329)           --          --
                                                        -----------  -----------    --------- -----------    ----------   ---------
     Decrease in net assets from CNI Class transactions          --           --           --  (1,080,408)           --          --
                                                        -----------  -----------    --------- -----------    ----------   ---------
   Sweep Class:
     Proceeds from shares issued                            448,178      116,180      279,918     115,386            --          --
     Reinvestment of cash distributions                           3           --            4          --            --          --
     Cost of shares redeemed                               (254,725)     (96,506)    (254,992)    (96,087)           --          --
                                                        -----------  -----------    --------- -----------    ----------   ---------
     Increase in net assets from Sweep Class transactions   193,456       19,674       24,930      19,299            --          --
                                                        -----------  -----------    --------- -----------    ----------   ---------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS                                        926,139     (855,558)     142,426  (1,009,230)      186,761    (138,561)
                                                        -----------  -----------    --------- -----------    ----------   ---------
       Net increase (decrease) in net assets                926,194     (855,450)     142,443  (1,009,206)      186,737    (138,516)
                                                        -----------  -----------    --------- -----------    ----------   ---------
NET ASSETS:
   Beginning of Period                                      504,169    1,359,619      353,972   1,363,178       920,430   1,058,946
                                                        -----------  -----------    --------- -----------    ----------   ---------
   End of Period                                        $ 1,430,363  $   504,169    $ 496,415 $   353,972    $1,107,167   $ 920,430
                                                        ===========  ===========    ========= ===========    ==========   =========

   *GOVERNMENT FUND CNI CLASS SHARES WERE FULLY LIQUIDATED ON JUNE 21, 1999. *AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
28

--------------------------------------------------------------------------------


                                             --------------------------    -------------------------     --------------------------
                                                  PRIME OBLIGATION                 TREASURY                      TREASURY II
                                                        FUND                         FUND                           FUND
                                             --------------------------    -------------------------     --------------------------
                                                 2001            2000           2001          2000            2001          2000
                                             --------------------------    -------------------------     --------------------------
OPERATIONS:
     Net investment income                   $   310,731   $    257,529    $    38,313  $     23,389     $    30,533    $    25,716
     Net realized gain (loss) from
       security transactions                          50            180             64            (3)             86             23
                                             -----------   ------------    -----------  ------------     -----------    -----------
     Net increase in net assets from
       operations                                310,781        257,709         38,377        23,386          30,619         25,739
                                             -----------   ------------    -----------  ------------     -----------    -----------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                    (245,176)      (224,391)       (11,294)      (10,090)        (22,062)       (20,040)
     Class B                                     (24,456)       (13,713)       (15,659)       (4,855)         (4,398)        (4,572)
     Class C                                     (38,482)       (18,902)        (6,347)       (4,688)         (4,066)        (1,102)
     Class H                                      (2,581)            --             --            --              --             --
     CNI Class*                                       --             --             --            --              --             --
     Sweep Class                                     (63)          (456)        (5,039)       (3,729)             --             --
                                             -----------   ------------    -----------  ------------     -----------    -----------
   Total dividends distributed                  (310,758)      (257,462)       (38,339)      (23,362)        (30,526)       (25,714)
                                             -----------   ------------    -----------  ------------     -----------    -----------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00
  PER SHARE): Class A:
     Proceeds from shares issued              51,078,782     50,981,608      1,768,383     2,066,676       2,138,065      2,559,713
     Reinvestment of cash distributions           92,330         78,021          3,518         3,387           7,926          7,347
     Cost of shares redeemed                 (51,544,353)   (50,055,889)    (1,842,142)   (2,143,474)     (2,119,244)    (2,639,637)
                                             -----------   ------------    -----------  ------------     -----------    -----------
     Increase (decrease) in net assets from
       Class A transactions                     (373,241)     1,003,740        (70,241)      (73,411)         26,747        (72,577)
                                             -----------   ------------    -----------  ------------     -----------    -----------
   Class B:
     Proceeds from shares issued               4,183,435      3,095,987      1,194,081       501,735         853,615        390,073
     Reinvestment of cash distributions            3,224          1,262            809           168           1,171          2,207
     Cost of shares redeemed                  (4,060,573)    (2,979,404)    (1,045,264)     (438,940)       (832,438)      (454,107)
                                             -----------   ------------    -----------  ------------     -----------    -----------
     Increase (decrease) in net assets from
       Class B transactions                      126,086        117,845        149,626        62,963          22,348        (61,827)
                                             -----------   ------------    -----------  ------------     -----------    -----------
   Class C:
     Proceeds from shares issued               3,021,502      1,791,413        770,111       717,339         651,314        239,173
     Reinvestment of cash distributions              160            167             --            --              --             --
     Cost of shares redeemed                  (2,713,472)    (1,641,684)      (785,772)     (705,515)       (595,087)      (224,131)
                                             -----------   ------------    -----------  ------------     -----------    -----------
     Increase (decrease) in net assets from
       Class C transactions                      308,190        149,896        (15,661)       11,824          56,227         15,042
                                             -----------   ------------    -----------  ------------     -----------    -----------
   Class H:
     Proceeds from shares issued                  11,449             --             --            --              --             --
     Reinvestment of cash distributions               63             --             --            --              --             --
     Cost of shares redeemed                      (1,921)            --             --            --              --             --
                                             -----------   ------------    -----------  ------------     -----------    -----------
     Increase in net assets from Class H
       transactions                                9,591             --             --            --              --             --
                                             -----------   ------------    -----------  ------------     -----------    -----------
   CNI Class*:
     Proceeds from shares issued                      --             --             --            --              --             --
     Reinvestment of cash distributions               --             --             --            --              --             --
     Cost of shares redeemed                          --             --             --            --              --             --
                                             -----------   ------------    -----------  ------------     -----------    -----------
     Decrease in net assets from CNI
       Class transactions                             --             --             --            --              --             --
                                             -----------   ------------    -----------  ------------     -----------    -----------
   Sweep Class:
     Proceeds from shares issued                 444,390        115,836        480,928       346,077              --             --
     Reinvestment of cash distributions               36             45             --            --              --             --
     Cost of shares redeemed                    (389,896)      (107,103)      (453,082)     (335,662)             --             --
                                             -----------   ------------    -----------  ------------     -----------    -----------
     Increase in net assets from Sweep Class
       transactions                               54,530          8,778         27,846        10,415              --             --
                                             -----------   ------------    -----------  ------------     -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS                     125,156      1,280,259         91,570        11,791         105,322       (119,362)
                                             -----------   ------------    -----------  ------------     -----------    -----------
       Net increase (decrease) in net assets     125,179      1,280,506         91,608        11,815         105,415       (119,337)
                                             -----------   ------------    -----------  ------------     -----------    -----------
NET ASSETS:
   Beginning of Period                         6,350,069      5,069,563        553,580       541,765         489,339        608,676
                                             -----------   ------------    -----------  ------------     -----------    -----------
   End of Period                             $ 6,475,248   $  6,350,069    $   645,188  $    553,580     $   594,754    $   489,339
                                             ===========   ============    ===========  ============     ===========    ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31,

                                                                          ---------------------                ---------------------
                                                                                                                   INTERMEDIATE-
                                                                              SHORT-DURATION                         DURATION
                                                                                GOVERNMENT                          GOVERNMENT
                                                                                   FUND                                FUND
                                                                          ---------------------                ---------------------
                                                                              2001       2000                     2001        2000
                                                                          ---------------------                ---------------------
OPERATIONS:
     Net investment income                                                $   5,287   $  5,690                 $  5,315    $  7,107
     Net realized gain(loss) from security transactions                        (375)      (256)                    (519)        (84)
     Net change in unrealized appreciation (depreciation) of investments      2,989     (2,855)                   6,043      (7,988)
                                                                          ---------   --------                 --------    --------
     Net increase (decrease) in net assets from operations                    7,901      2,579                   10,839        (965)
                                                                          ---------   --------                 --------    --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                 (5,309)    (5,699)                  (5,324)     (7,112)
     Class B                                                                     (1)        (1)                      --          --
                                                                          ---------   --------                 --------    --------
   Total dividends distributed                                               (5,310)    (5,700)                  (5,324)     (7,112)
                                                                          ---------   --------                 --------    --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                                            211,154    148,129                   18,196      72,433
     Reinvestment of cash distributions                                       2,384      2,975                    1,451       3,024
     Cost of shares redeemed                                               (214,180)  (149,486)                 (55,177)    (77,499)
                                                                          ---------   --------                 --------    --------
     Increase (decrease) in net assets from Class A transactions               (642)     1,618                  (35,530)     (2,042)
                                                                          ---------   --------                 --------    --------
   Class B:
     Proceeds from shares issued                                                 --          1                       --          --
     Reinvestment of cash distributions                                           1         --                       --          --
     Cost of shares redeemed                                                    (11)        --                       --          --
                                                                          ---------   --------                 --------    --------
     Increase (decrease) in net assets from Class B transactions                (10)         1                       --          --
                                                                          ---------   --------                 --------    --------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS              (652)     1,619                  (35,530)     (2,042)
                                                                          ---------   --------                 --------    --------
       Net increase (decrease) in net assets                                  1,939     (1,502)                 (30,015)    (10,119)
                                                                          ---------   --------                 --------    --------
NET ASSETS:
   Beginning of Period                                                       97,559     99,061                  114,538     124,657
                                                                          ---------   --------                 --------    --------
   End of Period                                                          $  99,498   $ 97,559                 $ 84,523    $114,538
                                                                          =========   ========                 ========    ========
CAPITAL SHARES ISSUED AND REDEEMED:
   Class A:
     Shares issued                                                           21,171     14,817                    1,838       7,307
     Shares issued in lieu of cash distributions                                239        298                      148         307
     Shares redeemed                                                        (21,490)   (14,983)                  (5,620)     (7,878)
                                                                          ---------   --------                 --------    --------
     Total Class A transactions                                                 (80)       132                   (3,634)       (264)
                                                                          ---------   --------                 --------    --------
   Class B:
     Shares issued                                                               --         --                       --          --
     Shares issued in lieu of cash distributions                                 --         --                       --          --
     Shares redeemed                                                             (1)        --                       --          --
                                                                          ---------   --------                 --------    --------
     Total Class B transactions                                                  (1)        --                       --          --
                                                                          ---------   --------                 --------    --------
     Increase (decrease) in capital shares                                      (81)       132                   (3,634)       (264)
                                                                          =========   ========                 ========    ========

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
30

--------------------------------------------------------------------------------


                                                                           ---------------------            ----------------------
                                                                                                                   CORPORATE
                                                                                                                     DAILY
                                                                                   GNMA                             INCOME
                                                                                   FUND                              FUND
                                                                           ---------------------            ----------------------
                                                                              2001       2000                   2001       2000
                                                                           ---------------------            ----------------------
OPERATIONS:
     Net investment income                                                 $  5,185    $  6,370             $   5,964    $  5,624
     Net realized gain(loss) from security transactions                      (1,081)       (763)                   61        (155)
     Net change in unrealized appreciation (depreciation) of investments      6,033      (6,837)                1,999      (1,532)
                                                                           --------    --------             ---------    --------
     Net increase (decrease) in net assets from operations                   10,137      (1,230)                8,024       3,937
                                                                           --------    --------             ---------    --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                 (5,188)     (6,403)               (5,972)     (5,585)
     Class B                                                                     --          --                    --          --
                                                                           --------    --------             ---------    --------
   Total dividends distributed                                               (5,188)     (6,403)               (5,972)     (5,585)
                                                                           --------    --------             ---------    --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                                             39,710      45,457               215,146     129,749
     Reinvestment of cash distributions                                       1,785       2,636                 4,410       4,016
     Cost of shares redeemed                                                (42,047)    (57,253)             (221,190)   (108,042)
                                                                           --------    --------             ---------    --------
     Increase (decrease) in net assets from Class A transactions               (552)     (9,160)               (1,634)     25,723
                                                                           --------    --------             ---------    --------
   Class B:
     Proceeds from shares issued                                                 --          --                    --          --
     Reinvestment of cash distributions                                          --          --                    --          --
     Cost of shares redeemed                                                     --          --                    --          --
                                                                           --------    --------             ---------    --------
     Increase (decrease) in net assets from Class B transactions                 --          --                    --          --
                                                                           --------    --------             ---------    --------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS              (552)     (9,160)               (1,634)     25,723
                                                                           --------    --------             ---------    --------
       Net increase (decrease) in net assets                                  4,397     (16,793)                  418      24,075
                                                                           --------    --------             ---------    --------
NET ASSETS:
   Beginning of Period                                                       84,006     100,799               114,118      90,043
                                                                           --------    --------             ---------    --------
   End of Period                                                           $ 88,403    $ 84,006             $ 114,536    $114,118
                                                                           ========    ========             =========    ========
CAPITAL SHARES ISSUED AND REDEEMED:
   Class A:
     Shares issued                                                            4,153       4,723               108,038      65,437
     Shares issued in lieu of cash distributions                                188         277                 2,220       2,025
     Shares redeemed                                                         (4,441)     (6,040)             (111,282)    (54,553)
                                                                           --------    --------             ---------    --------
     Total Class A transactions                                                (100)     (1,040)               (1,024)     12,909
                                                                           --------    --------             ---------    --------
   Class B:
     Shares issued                                                               --          --                    --          --
     Shares issued in lieu of cash distributions                                 --          --                    --          --
     Shares redeemed                                                             --          --                    --          --
                                                                           --------    --------             ---------    --------
     Total Class B transactions                                                  --          --                    --          --
                                                                           --------    --------             ---------    --------
     Increase (decrease) in capital shares                                     (100)     (1,040)               (1,024)     12,909
                                                                           ========    ========             =========    ========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





         NET ASSET             NET REALIZED AND DISTRIBUTIONS  DISTRIBUTIONS                                    RATIO OF
           VALUE       NET        UNREALIZED      FROM NET        FROM         NET ASSET           NET ASSETS   EXPENSES
         BEGINNING  INVESTMENT  GAINS (LOSSES)   INVESTMENT  REALIZED CAPITAL  VALUE END   TOTAL     END OF    TO AVERAGE
         OF PERIOD    INCOME    ON SECURITIES      INCOME         GAINS        OF PERIOD  RETURN  PERIOD (000) NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
------------------
MONEY MARKET FUND
------------------
CLASS A
   2001    $1.00     $0.06          $--           $(0.06)          $--         $1.00      6.49%    $  741,949      0.18%
   2000     1.00      0.05           --            (0.05)           --          1.00      5.19        264,423      0.18
   1999     1.00      0.05           --            (0.05)           --          1.00      5.50      1,212,244      0.18
   1998     1.00      0.06           --            (0.06)           --          1.00      5.65        721,035      0.18
   1997     1.00      0.05           --            (0.05)           --          1.00      5.44        369,052      0.16
CLASS B
   2001    $1.00     $0.06          $--           $(0.06)          $--         $1.00      6.17%    $  161,067      0.48%
   2000     1.00      0.05           --            (0.05)           --          1.00      4.87         33,839      0.48
   1999     1.00      0.05           --            (0.05)           --          1.00      5.18          7,875      0.48
   1998(1)  1.00      0.03           --            (0.03)           --          1.00      5.29          7,383      0.48
   1997     1.00      0.05           --            (0.05)           --          1.00      5.13            770      0.50
CLASS C
   2001    $1.00     $0.06          $--           $(0.06)          $--         $1.00      5.96%    $  307,545      0.68%
   2000     1.00      0.05           --            (0.05)           --          1.00      4.66        179,565      0.68
   1999     1.00      0.05           --            (0.05)           --          1.00      4.97        132,831      0.68
   1998     1.00      0.05           --            (0.05)           --          1.00      5.12         86,922      0.68
   1997     1.00      0.05           --            (0.05)           --          1.00      4.92         30,528      0.66
SWEEP CLASS
   2001    $1.00     $0.06          $--           $(0.06)          $--         $1.00      5.70%    $  219,802      0.93%
   2000     1.00      0.04           --            (0.04)           --          1.00      4.40         26,342      0.93
   1999(2)  1.00      0.02           --            (0.02)           --          1.00      4.56          6,669      0.93
---------------
GOVERNMENT FUND
---------------
CLASS A
   2001    $1.00     $0.06          $--           $(0.06)          $--         $1.00      6.37%    $  254,143      0.20%
   2000     1.00      0.05           --            (0.05)           --          1.00      5.12        206,481      0.20
   1999     1.00      0.05           --            (0.05)           --          1.00      5.39        204,988      0.20
   1998     1.00      0.05           --            (0.05)           --          1.00      5.52        142,929      0.20
   1997     1.00      0.05           --            (0.05)           --          1.00      5.33        116,373      0.20
CLASS B
   2001    $1.00     $0.06          $--           $(0.06)          $--         $1.00      6.05%    $   90,343      0.50%
   2000     1.00      0.05           --            (0.05)           --          1.00      4.81         64,616      0.50
   1999     1.00      0.05           --            (0.05)           --          1.00      5.08         34,676      0.50
   1998     1.00      0.05           --            (0.05)           --          1.00      5.21         29,102      0.50
   1997     1.00      0.05           --            (0.05)           --          1.00      5.02         53,144      0.50
CLASS C
   2001    $1.00     $0.06          $--           $(0.06)          $--         $1.00      5.84%    $  104,452      0.70%
   2000     1.00      0.05           --            (0.05)           --          1.00      4.60         60,328      0.70
   1999     1.00      0.05           --            (0.05)           --          1.00      4.87         39,881      0.70
   1998(3)  1.00      0.03           --            (0.03)           --          1.00      5.01         25,341      0.70
CNI CLASS
   2000(4) $1.00     $0.02          $--           $(0.02)          $--         $1.00      1.57%    $       --      0.85%
   1999     1.00      0.05           --            (0.05)           --          1.00      4.71      1,080,385      0.85
   1998     1.00      0.05           --            (0.05)           --          1.00      4.84        908,197      0.85
   1997     1.00      0.05           --            (0.05)           --          1.00      4.69        617,186      0.82
   1996     1.00      0.05           --            (0.05)           --          1.00      5.39        542,936      0.70
SWEEP CLASS
   2001    $1.00     $0.05          $--           $(0.05)          $--         $1.00      5.57%    $   47,477      0.95%
   2000     1.00      0.04           --            (0.04)           --          1.00      4.34         22,547      0.95
   1999(5)  1.00      0.03           --            (0.03)           --          1.00      4.49          3,248      0.95
------------------
GOVERNMENT II FUND
------------------
CLASS A
   2001    $1.00     $0.06          $--           $(0.06)          $--         $1.00      6.31%    $  910,748      0.20%
   2000     1.00      0.05           --            (0.05)           --          1.00      5.05        793,640      0.20
   1999     1.00      0.05           --            (0.05)           --          1.00      5.33        943,396      0.20
   1998     1.00      0.05           --            (0.05)           --          1.00      5.45        863,427      0.20
   1997     1.00      0.05           --            (0.05)           --          1.00      5.29        762,015      0.20
CLASS B
   2001    $1.00     $0.06          $--           $(0.06)          $--         $1.00      5.99%    $  140,408      0.50%
   2000     1.00      0.05           --            (0.05)           --          1.00      4.74         82,771      0.50
   1999     1.00      0.05           --            (0.05)           --          1.00      5.01         64,838      0.50
   1998     1.00      0.05           --            (0.05)           --          1.00      5.14         31,851      0.50
   1997     1.00      0.05           --            (0.05)           --          1.00      4.98         16,323      0.50
-------------------------------------------------------------------------------------------------------------------------


[table continued]
                                       RATIO OF
                                         NET
               RATIO OF    RATIO OF   INVESTMENT
                 NET       EXPENSES    INCOME
              INVESTMENT  TO AVERAGE  TO AVERAGE
                INCOME    NET ASSETS  NET ASSETS
              TO AVERAGE  (EXCLUDING  (EXCLUDING
              NET ASSETS    WAIVERS)    WAIVERS)
-------------------------------------------------
------------------
MONEY MARKET FUND
------------------
CLASS A
   2001           6.39%        0.64%       5.93%
   2000           4.97         0.65        4.50
   1999           5.32         0.64        4.86
   1998           5.51         0.66        5.03
   1997           5.33         0.63        4.86
CLASS B
   2001           6.07%        0.69%       5.86%
   2000           4.91         0.71        4.68
   1999           5.08         0.69        4.87
   1998(1)        5.26         0.72        5.02
   1997           4.96         0.76        4.70
CLASS C
   2001           5.84%        0.89%       5.63%
   2000           4.61         0.91        4.38
   1999           4.84         0.89        4.63
   1998           5.02         0.92        4.78
   1997           4.84         0.92        4.58
SWEEP CLASS
   2001           5.63%        1.14%       5.42%
   2000           4.44         1.16        4.21
   1999(2)        4.36         1.14        4.15
---------------
GOVERNMENT FUND
---------------
CLASS A
   2001           6.21%        0.54%       5.87%
   2000           5.00         0.55        4.65
   1999           5.22         0.55        4.87
   1998           5.40         0.56        5.04
   1997           5.22         0.55        4.87
CLASS B
   2001           5.92%        0.59%       5.83%
   2000           4.74         0.60        4.64
   1999           4.92         0.60        4.82
   1998           5.06         0.61        4.95
   1997           4.91         0.62        4.79
CLASS C
   2001           5.73%        0.79%       5.64%
   2000           4.53         0.80        4.43
   1999           4.70         0.80        4.60
   1998(3)        4.94         0.81        4.83
CNI CLASS
   2000(4)        4.05%        1.05%       3.85%
   1999           4.59         1.05        4.39
   1998           4.75         1.06        4.54
   1997           4.59         1.03        4.38
   1996           5.23         0.84        5.09
SWEEP CLASS
   2001           5.47%        1.04%       5.38%
   2000           4.42         1.05        4.32
   1999(5)        4.37         1.05        4.27
------------------
GOVERNMENT II FUND
------------------
CLASS A
   2001           6.14%        0.49%       5.85%
   2000           4.93         0.49        4.64
   1999           5.20         0.50        4.90
   1998           5.32         0.51        5.01
   1997           5.17         0.45        4.92
CLASS B
   2001           5.88%        0.54%       5.84%
   2000           4.65         0.54        4.61
   1999           4.86         0.55        4.81
   1998           5.02         0.56        4.96
   1997           4.87         0.56        4.81
---------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
32

--------------------------------------------------------------------------------







         NET ASSET             NET REALIZED AND DISTRIBUTIONS  DISTRIBUTIONS                                    RATIO OF
           VALUE       NET        UNREALIZED      FROM NET        FROM         NET ASSET           NET ASSETS   EXPENSES
         BEGINNING  INVESTMENT  GAINS (LOSSES)   INVESTMENT  REALIZED CAPITAL  VALUE END   TOTAL     END OF    TO AVERAGE
         OF PERIOD    INCOME    ON SECURITIES      INCOME         GAINS        OF PERIOD  RETURN  PERIOD (000) NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
------------------------------
GOVERNMENT II FUND (CONTINUED)
------------------------------
CLASS C
   2001    $1.00     $0.06          $--           $(0.06)          $--           $1.00      5.78% $   56,011      0.70%
   2000     1.00      0.04           --            (0.04)           --            1.00      4.53      44,019      0.70
   1999     1.00      0.05           --            (0.05)           --            1.00      4.81      50,712      0.70
   1998     1.00      0.05           --            (0.05)           --            1.00      4.93      35,272      0.70
   1997(6)  1.00      0.01           --            (0.01)           --            1.00      4.71       6,359      0.70
---------------------
PRIME OBLIGATION FUND
---------------------
CLASS A
   2001    $1.00     $0.06          $--           $(0.06)          $--           $1.00      6.46% $5,113,420      0.20%
   2000     1.00      0.05           --            (0.05)           --            1.00      5.25   5,486,642      0.20
   1999     1.00      0.05           --            (0.05)           --            1.00      5.48   4,482,676      0.20
   1998     1.00      0.05           --            (0.05)           --            1.00      5.59   3,247,562      0.20
   1997     1.00      0.05           --            (0.05)           --            1.00      5.38   2,626,360      0.20
CLASS B
   2001    $1.00     $0.06          $--           $(0.06)          $--           $1.00      6.14% $  473,294      0.50%
   2000     1.00      0.05           --            (0.05)           --            1.00      4.93     347,215      0.50
   1999     1.00      0.05           --            (0.05)           --            1.00      5.16     229,361      0.50
   1998     1.00      0.05           --            (0.05)           --            1.00      5.27     186,572      0.50
   1997     1.00      0.05           --            (0.05)           --            1.00      5.07     146,267      0.50
CLASS C
   2001    $1.00     $0.06          $--           $(0.06)          $--           $1.00      5.93% $  809,989      0.70%
   2000     1.00      0.05           --            (0.05)           --            1.00      4.72     501,789      0.70
   1999     1.00      0.05           --            (0.05)           --            1.00      4.96     351,881      0.70
   1998     1.00      0.05           --            (0.05)           --            1.00      5.06     207,908      0.70
   1997(7)  1.00      0.04           --            (0.04)           --            1.00      4.85       4,332      0.70
   1995(8)  1.00      0.03           --            (0.03)           --            1.00      2.55+         --      0.70
CLASS H
   2001(9) $1.00     $0.04          $--           $(0.04)          $--           $1.00      3.94%+ $   9,591      0.63%
SWEEP CLASS
   2001    $1.00     $0.06          $--           $(0.06)          $--           $1.00      5.67% $   68,954      0.95%
   2000     1.00      0.04           --            (0.04)           --            1.00      4.46      14,423      0.95
   1999(10) 1.00      0.03           --            (0.03)           --            1.00      4.61       5,645      0.95
-------------
TREASURY FUND
-------------
CLASS A
   2001    $1.00     $0.06          $--           $(0.06)          $--           $1.00      6.24% $  126,044      0.20%
   2000     1.00      0.05           --            (0.05)           --            1.00      4.93     196,282      0.20
   1999     1.00      0.05           --            (0.05)           --            1.00      5.28     269,680      0.20
   1998     1.00      0.05           --            (0.05)           --            1.00      5.49     187,790      0.20
   1997     1.00      0.05           --            (0.05)           --            1.00      5.32      67,924      0.20
CLASS B
   2001    $1.00     $0.06          $--           $(0.06)          $--           $1.00      5.92% $  308,688      0.50%
   2000     1.00      0.05           --            (0.05)           --            1.00      4.62     159,042      0.50
   1999     1.00      0.05           --            (0.05)           --            1.00      4.97      96,074      0.50
   1998(11) 1.00      0.03           --            (0.03)           --            1.00      5.18      68,089      0.50
CLASS C
   2001    $1.00     $0.06          $--           $(0.06)          $--           $1.00      5.71% $   99,816      0.70%
   2000     1.00      0.04           --            (0.04)           --            1.00      4.41     115,471      0.70
   1999     1.00      0.05           --            (0.05)           --            1.00      4.76     103,643      0.70
   1998     1.00      0.05           --            (0.05)           --            1.00      4.96      53,768      0.70
   1997     1.00      0.05           --            (0.05)           --            1.00      4.80      24,904      0.70
SWEEP CLASS
   2001    $1.00     $0.05          $--           $(0.05)          $--           $1.00      5.45% $  110,640      0.95%
   2000     1.00      0.04           --            (0.04)           --            1.00      4.15      82,785      0.95
   1999     1.00      0.04           --            (0.04)           --            1.00      4.50      72,368      0.95
   1998(12) 1.00      0.02           --            (0.02)           --            1.00      4.74      69,066      0.95


[table continued]

                                       RATIO OF
                                         NET
               RATIO OF    RATIO OF   INVESTMENT
                 NET       EXPENSES    INCOME
              INVESTMENT  TO AVERAGE  TO AVERAGE
                INCOME    NET ASSETS  NET ASSETS
              TO AVERAGE  (EXCLUDING  (EXCLUDING
              NET ASSETS    WAIVERS)    WAIVERS)
-------------------------------------------------
------------------------------
GOVERNMENT II FUND (CONTINUED)
------------------------------
CLASS C
   2001         5.67%        0.74%       5.63%
   2000         4.40         0.74        4.36
   1999         4.70         0.75        4.65
   1998         4.82         0.76        4.76
   1997(6)      4.69         0.75        4.64
---------------------
PRIME OBLIGATION FUND
---------------------
CLASS A
   2001         6.25%        0.49%       5.96%
   2000         5.16         0.49        4.87
   1999         5.32         0.50        5.02
   1998         5.46         0.51        5.15
   1997         5.26         0.45        5.01
CLASS B
   2001         6.01%        0.54%       5.97%
   2000         4.84         0.54        4.80
   1999         5.04         0.55        4.99
   1998         5.16         0.56        5.10
   1997         4.95         0.56        4.89
CLASS C
   2001         5.81%        0.74%       5.77%
   2000         4.68         0.74        4.64
   1999         4.82         0.75        4.77
   1998         5.02         0.76        4.96
   1997(7)      4.79         0.74        4.75
   1995(8)      2.79         0.77        2.72
CLASS H
   2001(9)      5.90%        0.67%       5.86%
SWEEP CLASS
   2001         5.61%        0.99%       5.57%
   2000         4.49         0.99        4.45
   1999(10)     4.35         1.00        4.30
-------------
TREASURY FUND
-------------
CLASS A
   2001         6.06%        0.55%       5.71%
   2000         4.77         0.56        4.41
   1999         5.14         0.57        4.77
   1998         5.36         0.59        4.97
   1997         5.19         0.60        4.79
CLASS B
   2001         5.79%        0.60%       5.69%
   2000         4.55         0.61        4.44
   1999         4.86         0.62        4.74
   1998(11)     5.13         0.64        4.99
CLASS C
   2001         5.56%        0.80%       5.46%
   2000         4.34         0.81        4.23
   1999         4.62         0.82        4.50
   1998         4.86         0.84        4.72
   1997         4.70         0.90        4.50
SWEEP CLASS
   2001         5.33%        1.05%       5.23%
   2000         4.08         1.06        3.97
   1999         4.40         1.07        4.28
   1998(12)     4.71         1.08        4.58



AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  +  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) MONEY MARKET FUND CLASS B SHARES WERE FULLY LIQUIDATED MARCH 12, 1997 AND RE-OFFERED BEGINNING AUGUST 12, 1997. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(2) MONEY MARKET FUND SWEEP CLASS SHARES WERE OFFERED BEGINNING JULY 15, 1998. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(3) GOVERNMENT FUND CLASS C SHARES WERE OFFERED BEGINNING JULY 1, 1997. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(4) GOVERNMENT FUND CNI CLASS SHARES WERE FULLY LIQUIDATED JUNE 21, 1999. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(5) GOVERNMENT FUND SWEEP CLASS SHARES WERE OFFERED BEGINNING JUNE 4, 1998. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(6) GOVERNMENT II FUND CLASS C SHARES WERE OFFERED BEGINNING NOVEMBER 27, 1996. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(7) PRIME OBLIGATION FUND CLASS C SHARES WERE RE-OFFERED BEGINNING APRIL 30, 1996. ALL RATIOS AND TOTAL RETURN FOR THE PERIOD HAVE BEEN ANNUALIZED.
(8) PRIME OBLIGATION FUND CLASS C SHARES WERE FULLY LIQUIDATED OCTOBER 27, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(9) PRIME OBLIGATION FUND CLASS H SHARES WERE OFFERED BEGINNING JUNE 8, 2000. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(10) PRIME OBLIGATION FUND SWEEP CLASS SHARES WERE OFFERED BEGINNING MAY 18, 1998. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(11) TREASURY FUND CLASS B SHARES WERE OFFERED BEGINNING AUGUST 4, 1997. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(12) TREASURY FUND SWEEP CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 1997. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                                                                           RATIO OF
                                                                                                                             NET
         NET ASSET             NET REALIZED AND DISTRIBUTIONS  DISTRIBUTIONS                                    RATIO OF  INVESTMENT
           VALUE       NET        UNREALIZED      FROM NET        FROM         NET ASSET           NET ASSETS   EXPENSES    INCOME
         BEGINNING  INVESTMENT  GAINS (LOSSES)   INVESTMENT  REALIZED CAPITAL  VALUE END   TOTAL     END OF    TO AVERAGE TO AVERAGE
         OF PERIOD    INCOME    ON SECURITIES      INCOME         GAINS        OF PERIOD  RETURN  PERIOD (000) NET ASSETS NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
-----------------
TREASURY II FUND
-----------------
CLASS A
   2001  $ 1.00       $0.06         $  --         $(0.06)         $ --          $ 1.00     5.86%   $406,003        0.25%      5.70%
   2000    1.00        0.05            --          (0.05)           --            1.00     4.60     379,179        0.25       4.49
   1999    1.00        0.05            --          (0.05)           --            1.00     4.86     451,738        0.25       4.81
   1998    1.00        0.05            --          (0.05)           --            1.00     5.20     748,061        0.25       5.08
   1997    1.00        0.05            --          (0.05)           --            1.00     5.07     780,718        0.25       4.96
CLASS B
   2001  $ 1.00       $0.05         $  --         $(0.05)         $ --          $ 1.00     5.55%   $ 98,111        0.55%      5.40%
   2000    1.00        0.04            --          (0.04)           --            1.00     4.30      75,755        0.55       4.23
   1999    1.00        0.04            --          (0.04)           --            1.00     4.55     137,577        0.55       4.36
   1998    1.00        0.05            --          (0.05)           --            1.00     4.88      69,572        0.55       4.78
   1997    1.00        0.05            --          (0.05)           --            1.00     4.76      54,148        0.55       4.65
CLASS C
   2001  $ 1.00       $0.05         $  --         $(0.05)         $ --          $ 1.00     5.33%   $390,640        0.75%      5.30%
   2000    1.00        0.04            --          (0.04)           --            1.00     4.08      34,405        0.75       4.06
   1999    1.00        0.04            --          (0.04)           --            1.00     4.34      19,361        0.75       4.21
   1998    1.00        0.05            --          (0.05)           --            1.00     4.67      11,843        0.75       4.58
   1997    1.00        0.04            --          (0.04)           --            1.00     4.55       4,528        0.75       4.45
------------------------------
SHORT-DURATION GOVERNMENT FUND
------------------------------
CLASS A
   2001  $ 9.87       $0.60        $ 0.28         $(0.60)         $ --          $10.15     9.14%   $ 99,495        0.45%      5.94%
   2000   10.16        0.51         (0.29)         (0.51)           --            9.87     2.22      97,545        0.45       5.08
   1999   10.06        0.54          0.10          (0.54)           --           10.16     6.49      99,047        0.45       5.31
   1998    9.95        0.59          0.11          (0.59)           --           10.06     7.23      81,014        0.45       5.91
   1997   10.09        0.57         (0.12)         (0.59)           --            9.95     4.62      73,545        0.45       5.72
CLASS B
   2001  $ 9.86       $0.56        $ 0.28         $(0.56)         $ --          $10.14     8.82%   $      3        0.75%      5.61%
   2000   10.15        0.48         (0.29)         (0.48)           --            9.86     1.90          14        0.75       4.79
   1999   10.04        0.51          0.11          (0.51)           --           10.15     6.28          14        0.75       5.02
   1998    9.94        0.56          0.10          (0.56)           --           10.04     6.82          13        0.75       5.61
   1997   10.07        0.55         (0.12)         (0.56)           --            9.94     4.40          13        0.75       5.49
-------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
-------------------------------------
CLASS A
   2001  $ 9.62       $0.56        $ 0.60         $(0.56)         $ --          $10.22    12.42%   $ 84,523        0.50%      5.67%
   2000   10.24        0.54         (0.62)         (0.54)           --            9.62    (0.77)    114,538        0.50       5.47
   1999   10.07        0.56          0.17          (0.56)           --           10.24     7.46     124,657        0.50       5.54
   1998    9.78        0.58          0.29          (0.58)           --           10.07     9.15     117,107        0.50       5.85
   1997   10.06        0.55         (0.28)         (0.55)           --            9.78     2.81     133,675        0.49       5.59
---------
GNMA FUND
---------
CLASS A
   2001  $ 9.20       $0.62        $ 0.58         $(0.62)         $ --          $ 9.78    13.44%   $ 88,403        0.60%      6.52%
   2000    9.91        0.60         (0.71)         (0.60)           --            9.20    (1.18)     84,006        0.60       6.21
   1999    9.87        0.61          0.04          (0.61)           --            9.91     6.76     100,799        0.60       6.14
   1998    9.63        0.64          0.24          (0.64)           --            9.87     9.52      77,792        0.60       6.65
   1997    9.84        0.65         (0.21)         (0.65)           --            9.63     4.70     101,887        0.57       6.76
----------------------------
CORPORATE DAILY INCOME FUND
----------------------------
CLASS A
   2001  $ 1.97       $0.12        $ 0.04         $(0.12)         $ --          $ 2.01     8.45%   $114,536        0.35%      6.10%
   2000    2.00        0.10         (0.03)         (0.10)           --            1.97     3.77     114,118        0.35       5.27
   1999    2.00        0.11            --          (0.11)           --            2.00     5.61      90,043        0.35       5.38
   1998    1.99        0.11          0.01          (0.11)           --            2.00     6.29      69,571        0.35       5.61
   1997    2.00        0.11         (0.01)         (0.11)           --            1.99     5.21      55,783        0.36       5.49

[table continued]


                    RATIO OF
                      NET
       RATIO OF    INVESTMENT
        EXPENSES     INCOME
       TO AVERAGE  TO AVERAGE
       NET ASSETS  NET ASSETS  PORTFOLIO
       (EXCLUDING  (EXCLUDING  TURNOVER
        WAIVERS)    WAIVERS)     RATE
---------------------------------------
----------------
TREASURY II FUND
----------------
CLASS A
   2001    0.54%      5.41%       --%
   2000    0.54       4.20        --
   1999    0.55       4.51        --
   1998    0.56       4.77        --
   1997    0.52       4.69        --
CLASS B
   2001    0.59%      5.36%       --%
   2000    0.59       4.19        --
   1999    0.60       4.31        --
   1998    0.61       4.72        --
   1997    0.63       4.57        --
CLASS C
   2001    0.79%      5.26%       --%
   2000    0.79       4.02        --
   1999    0.80       4.16        --
   1998    0.81       4.52        --
   1997    0.82       4.38        --
------------------------------
SHORT-DURATION GOVERNMENT FUND
------------------------------
CLASS A
   2001    0.74%      5.65%       79%
   2000    0.74       4.79       102
   1999    0.72       5.04        90
   1998    0.76       5.60       166
   1997    0.70       5.47       145
CLASS B
   2001    0.79%      5.57%       79%
   2000    0.79       4.75       102
   1999    0.77       5.00        90
   1998    0.81       5.55       166
   1997    0.82       5.42       145
-------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
-------------------------------------
CLASS A
   2001    0.73%      5.44%       41%
   2000    0.73       5.24        31
   1999    0.76       5.28        21
   1998    0.76       5.59        57
   1997    0.69       5.39        94
---------
GNMA FUND
---------
CLASS A
   2001    0.71%      6.41%       81%
   2000    0.71       6.10        29
   1999    0.72       6.02        27
   1998    0.75       6.50         4
   1997    0.68       6.65        12
---------------------------
CORPORATE DAILY INCOME FUND
---------------------------
CLASS A
   2001    0.73%      5.72%       68%
   2000    0.74       4.88        71
   1999    0.76       4.97        48
   1998    0.76       5.20       108
   1997    0.73       5.12       141



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
34

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2001

1.    ORGANIZATION

SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declara-tion of Trust dated March 15, 1982.
     The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational
Funds: the Money Market Fund, the Government Fund, the Government II Fund, the Prime Obligation Fund, the Treasury Fund, the Treasury II Fund (collectively the "Money Market Funds"), the Short-Duration Government Fund, the Intermediate-Duration Government Fund, the GNMA Fund, and the Corporate Daily Income Fund (collectively the "Fixed Income Funds"). The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.
     SECURITY VALUATION--Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     Investment securities of the Fixed Income Funds which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities for which market quotations are not readily available are valued at the most recent quoted bid price. Unlisted securities for which market quotations are not readily available, of which there were none on January 31, 2001, are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal Income Taxes is required.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS--The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, have been reclassified to/from the following accounts during the fiscal year ended January 31, 2001:

                                                          UNDISTRIBUTED
                                         ACCUMULATED     NET INVESTMENT
                       PAID-IN-CAPITAL  REALIZED GAIN        INCOME
   FUNDS                   (000)            (000)             (000)
   --------            --------------   ------------     --------------
Corporate Daily Income       --             (46)               46

     NET ASSET VALUE PER SHARE--The net asset value per share is calculated on each business day separately for each class of each Fund. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2001

     Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as the distribution fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net asset value each day.
     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.
     USE OF ESTIMATES--The financial statements have been prepared in accordance with accounting principles generally accepted in the United States which require the use of estimates. Actual results could differ from those estimates.
     ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED--On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Funds does not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3.    TRANSACTIONS WITH AFFILIATES

SEI Investments Fund Management (the "Manager") provides management, administrative and shareholder services to the Funds for an annual fee of .33% of the average daily net assets of the Money Market Fund, .19% each of the average daily net assets of the Government II and Prime Obligation Funds, .24% each of the average daily net assets of the Government, Treasury and Treasury II Funds, .35% each of the average daily net assets of the Short-Duration Government, Intermediate-Duration Government and Corporate Daily Income Funds, and .32% of the GNMA Fund. However, the Manager has voluntarily agreed to waive its annual fee in an amount which limits total annual expenses (including the annual management fee) of the following Funds to the following amounts (expressed as a percentage of each Fund's daily net assets):

              MONEY                     PRIME
             MARKET  GOV'T  GOV'T II  OBLIGATION  TREASURY  TREASURY II
             ------  ----   --------  ----------  --------  -----------
Class A       .18%   .20%     .20%       .20%       .20%       .25%
Class B       .48%   .50%     .50%       .50%       .50%       .55%
Class C       .68%   .70%     .70%       .70%       .70%       .75%
Class H        --     --       --        .63%        --         --
Sweep Class   .93%   .95%      --        .95%       .95%        --

            SHORT-    INTERMEDIATE         CORPORATE
           DURATION     DURATION             DAILY
             GOV'T        GOV'T     GNMA    INCOME
           --------   ------------  ----   ---------
Class A       .45%      .50%        .60%     .35%
Class B       .75%       --          --       --

     In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the

--------------------------------------------------------------------------------



Manager and Adviser, exceed the specified limitation, the Manager has agreed to bear such excess. The Manager has the right, at its sole discretion, to terminate these voluntary waivers at any time.
     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under the Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C, Class H and Sweep Classes each have shareholder servicing plans (the "Shareholder Servicing Plans") which provide for servicing fees payable to the Distributor of .25% of the average daily net assets attributable to that particular class. For the Class A shares of each of the Money Market Funds, Short-Duration Government Fund and Corporate Daily Income Fund, these fees have been waived in full since the inception of the plan. In addition to the Shareholder Servicing Plans, the Class B, Class C and Class H shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to .05%, .25% and
 .18%, respectively, of the average daily net assets attributable to that class.
     The Money Market, Government, Prime Obligation and Treasury Funds' Sweep Classes have adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, in addition to the shareholder servicing plan. The Plans provide for payments to the Distributor at an annual rate of .50% of a Fund's average daily net assets attributable to Sweep Class shares. These payments are characterized as "compensation," and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate Sweep Class shareholders that provide distribution related services to their customers.
     Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4.    INVESTMENT ADVISORY AND CUSTODIAN AGREEMENT

Under an Investment Advisory Agreement dated September 30, 1983, Wellington Management Company, LLP serves as the Investment Adviser of the Trust on behalf of the Money Market Funds.For its services, the Investment Adviser receives a monthly fee equal to .075% of the combined average daily net assets up to $500 million and .02% of such assets in excess of $500 million of the Money Market Funds. Such fees are allocated daily on the basis of the relative net assets of each Money Market Fund in the Trust. Effective January 1, 1999, the Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager.
     Under an Investment Advisory Agreement dated December 15, 1986, Wellington Management Company, LLP serves as the Investment Adviser of the Trust on behalf of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Monthly fees are equal to .10% of the Funds' combined average daily net assets up to $500 million, .075% of the next $500 million of such assets and
 .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager. Pursuant to an Investment Advisory Agreement dated August 4, 1993, Wellington Management Company,LLP serves as Investment Adviser for the Corporate Daily Income Fund. Monthly fees are equal to .10% of the Funds' average daily net assets up to $500 million, .075% of the next $500 million and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager.

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JANUARY 31, 2001

     Bank of New York serves as custodian of the Money Market and Treasury Funds under an agreement dated August 1, 1995. First Union serves as custodian of the Government, Government II, Prime Obligation,_Treasury II and the Fixed Income Funds under an agreement dated August 30, 1985. The custodians play no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5.    INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities for the year ended January 31, 2001, were as follows for the Fixed Income Funds:

                                   INTER-
                         SHORT-   MEDIATE-
                        DURATION  DURATION         CORPORATE
                         GOVERN-   GOVERN-           DAILY
                          MENT      MENT    GNMA    INCOME
                          FUND      FUND    FUND     FUND
                          (000)     (000)   (000)    (000)
                        --------  --------  -----  ---------
PURCHASES
  U.S. Government        $64,105  $36,040  $64,090  $12,677
  Other                       --       --       --   36,880
SALES
  U.S. Government        $70,748  $72,296  $65,730  $10,997
  Other                       --       --       --   28,607

     At January 31, 2001, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. Based on cost for federal income tax purposes, the aggregate gross unrealized gain on securities, the aggregate gross unrealized loss on securities and the net unrealized gain at January 31, 2001 for each Fixed Income Fund is as follows:

                   SHORT-    INTERMEDIATE-         CORPORATE
                  DURATION     DURATION              DAILY
                 GOVERNMENT   GOVERNMENT    GNMA    INCOME
                    FUND        FUND        FUND     FUND
                    (000)       (000)       (000)    (000)
                 ----------  ------------   -----  ---------
Aggregate gross
  unrealized gain   $1,248     $1,892      $1,421     $923
Aggregate gross
  unrealized loss     (181)       (66)       (241)     (94)
                    ------     ------      ------     ----
Net unrealized gain $1,067     $1,826      $1,180     $829
                    ======     ======      ======     ====

6. CAPITAL LOSS CARRYFORWARDS
At January 31, 2001, the following funds have capital loss carryforwards:

                                            EXPIRATION
                                   AMOUNT      DATE
                                   -------    -------
Government Fund                 $    6,423   01/31/2006
Government II Fund                  14,052   01/31/2003
                                    74,842   01/31/2005
                                    38,015   01/31/2006
Treasury II Fund                   149,957   01/31/2006
Short-Duration Government Fund     548,703   01/31/2004
                                   691,384   01/31/2009
Intermediate-Duration
  Government Fund                1,651,925   01/31/2003
                                 3,199,945   01/31/2004
                                   698,427   01/31/2006
                                   680,608   01/31/2009
GNMA Fund                        5,175,951   01/31/2003
                                 6,472,568   01/31/2004
                                   414,209   01/31/2005
                                   237,677   01/31/2006
                                   108,755   01/31/2008
                                 1,606,882   01/31/2009
Corporate Daily Income Fund         60,624   01/31/2008
                                    32,801   01/31/2009

     During the year period ended January 31, 2001, the following funds have utilized capital loss carryforwards:

                                        AMOUNT
                               ------------------------
Money Market Fund                      $ 36,184
Government Fund                          18,016
Government II Fund                        7,649
Treasury Fund                             8,136
Treasury II Fund                         85,788

7.    IN-KIND REDEMPTION

On June 21, 1999, CNI Class Shareholder liquidated its full position of 1,216,198,940 shares in the Government Fund CNI Class and received a portion of its redemption through the transfer of securities In-Kind for a value of $1,207,977,763 with the remainder in cash of $8,221,177.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI DAILY INCOME TRUST:

We have audited the accompanying statements of net assets of the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, GNMA, and Corporate Daily Income Funds of SEI Daily Income Trust (the "Trust"), as of January 31, 2001, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, GNMA, and Corporate Daily Income Funds of the SEI Daily Income Trust, as of January 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
March 9, 2001

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
JANUARY 31, 2001 (UNAUDITED)


FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

To the Shareholders of the SEI Daily Income Trust:

      For the fiscal year ended January 31, 2001, each fund is designating long-term capital gains, and exempt income with regard to distributions paid during the year as follows:

                                  (A)              (B)              (C)
                               LONG TERM        MID TERM         ORDINARY            (D)                          (F)
                             CAPITAL GAINS    CAPITAL GAINS       INCOME            TOTAL            (E)          TAX
                             DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS    QUALIFYING     EXEMPT
       FUND                   (TAX BASIS)      (TAX BASIS)      (TAX BASIS)      (TAX BASIS)    DIVIDENDS (1)  INTEREST
       ----                  -------------    -------------    --------------   -------------   -------------  --------
Money Market Fund                --%               --%            100%             100%             --%          --%
Government Fund                  --                --             100              100              --           --
Government II Fund               --                --             100              100              --           --
Prime Obligation Fund            --                --             100              100              --           --
Treasury Fund                    --                --             100              100              --           --
Treasury II Fund                 --                --             100              100              --           --
Short-Duration
   Government Fund               --                --             100              100              --           --
Intermediate-Duration
   Government Fund               --                --             100              100              --           --
GNMA Fund                        --                --             100              100              --           --
Corporate Daily
   Income Fund                   --                --             100              100              --           --

    Items (A), (B) and (C) are based on a percentage of the funds' total distributions.
* Items (E) and (F) are based on a percentage of ordinary income distribution of the fund.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Please consult your tax adviser for proper treatment of this information.

------------------------
SEI DAILY INCOME TRUST
------------------------
ANNUAL REPORT
------------------------
JANUARY 31, 2001

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
James Foggo
CONTROLLER, CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY
Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY
Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY
William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
Wellington Management Company, LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI DAILY INCOME TRUST'S FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI DAILY INCOME TRUST, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1[Bullet]800[Bullet]DIAL[Bullet]SEI/1[Bullet]
 800[Bullet]342[Bullet]5734

SEI [Logo omitted]
INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734

SEI-F-022-(1/01)